SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

ARIZONA
MUNICIPAL MONEY MARKET
FUND


SEMIANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS

CHECK PAGE NUMBERS !!!


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS            9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS   12   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  16   NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first two months of 1998, investors were still trying to discern what effects ongoing troubles in Southeast Asia might have on global economies and markets. The U.S. stock market continued to do well despite these ongoing uncertainties, paced by sustained corporate profits and signs of recovery in the Asian markets. Bonds, on the other hand, struggled somewhat in February as the pace of stock investors' "flight to quality" slowed in the face of this positive news, and issuers flooded the market with new debt to take advantage of lower interest rates. Nonetheless, these lower rates, subdued inflation and moderate growth created a generally favorable climate for bond investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998                 PAST 6    PAST 1   LIFE OF
                                                MONTHS    YEAR     FUND

SPARTAN AZ MUNI MONEY MARKET                    1.70%     3.48%    12.60%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE         1.54%     3.14%    10.94%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 439 money market funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998                       PAST 1   LIFE OF
                                                      YEAR     FUND

SPARTAN AZ MUNI MONEY MARKET                          3.48%    3.56%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE               3.14%    3.16%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                                                   3/2/98   12/1/97   9/1/97   6/2/97   3/3/97



SPARTAN ARIZONA MUNICIPAL                          3.20%    3.62%     3.21%    3.60%    3.15%
MONEY MARKET



IF FIDELITY HAD NOT REIMBURSED                     3.05%    3.47%     3.06%    3.45%    3.00%
CERTAIN FUND EXPENSES



ALL TAX-FREE MONEY                                 2.92%    3.28%     2.98%    3.27%    2.87%
MARKET FUNDS AVERAGE



SPARTAN ARIZONA MUNICIPAL                          5.27%    5.96%     5.29%    5.93%    5.19%
MONEY MARKET - TAX-EQUIVALENT



IF FIDELITY HAD NOT REIMBURSED                     5.03%    5.72%     5.04%    5.69%    4.94%
CERTAIN FUND EXPENSES



Row: 1, Col: 1, Value: 3.2
Row: 1, Col: 2, Value: 2.92
Row: 2, Col: 1, Value: 3.62
Row: 2, Col: 2, Value: 3.28
Row: 3, Col: 1, Value: 3.21
Row: 3, Col: 2, Value: 2.98
Row: 4, Col: 1, Value: 3.6
Row: 4, Col: 2, Value: 3.27
Row: 5, Col: 1, Value: 3.15
Row: 5, Col: 2, Value: 2.87
Spartan Arizona
Municipal Money
Market
All Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1998 federal and state income tax rate of 39.31%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Arizona Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. Economic activity was moderate to fairly strong, but inflation remained in check. Consequently, the Federal Reserve Board opted to keep short-term interest rates unchanged. In mid-October, several Fed officials made comments indicating that they were thinking of raising rates in order to slow the economy before inflation emerged. They felt the continuation of stronger-than-expected employment growth would force wage increases that could be passed on to the consumer - meaning inflation. However, that was before economic and market turmoil hit Southeast Asia in late October. The Asian situation caused concern that U.S. export growth would weaken as Asian goods became increasingly cheaper. The co-existence of those two factors created an equilibrium that kept rates steady.
Q. WHAT HAPPENED AT THE END OF THE PERIOD?
A. Much of the same. Economic growth was moderately strong and inflation was benign. Sentiment shifted a bit during the last three months of the period, however. At the end of 1997, a growing group of market observers began to contemplate a lowering of interest rates by the Fed, particularly after Fed Chairman Alan Greenspan mentioned the possibility of "deflation" if Asian goods continued to cheapen relative to domestic goods. Conversely, though, the U.S. economy gained some fortitude in early 1998 and most market observers abandoned thoughts of a rate cut. Throughout the period, I believed that the Fed would stay on the sidelines until one side - the tightening domestic labor market or the Asian crisis - became more critical than the other.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
A. The fund was somewhat hampered by the small amount of bond issuance in the state, especially among one-year fixed-rate notes. With that limited issuance, the fund focused on short-term commercial paper and variable-rate demand notes. The fund's average maturity was 32 days at the beginning of the period. I extended the average maturity to the mid-50s in the fall when the issuance of one-year, fixed-rate notes picked up. From there, the maturity slowly declined to 38 days at the end of the period, which fit pretty well with my interest-rate outlook. I expected steady rates in the near term, but the chance for a rate hike makes the short-term notes attractive going forward because they give me the flexibility to extend the fund's maturity.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on February 28, 1998, was 3.18%, compared to 3.21% six months ago. The more recent seven-day yield was the equivalent of a 5.24% taxable rate of return for Arizona investors in the 39.31% combined state and federal income tax bracket. Through February 28, 1998, the fund's six-month total return was 1.70%, compared to 1.54% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think the Fed will maintain steady monetary policy over the next several months. Two factors are balancing the equation. On one side, we've seen continued strength in the economy and a tight labor market. On the other side, there's been the economic difficulties in Asia, which could dampen exports and hurt U.S. corporate earnings. Therefore, I believe the Fed will maintain steady interest rates. Later in 1998, however, I think the Fed may shift its policy toward higher interest rates. I believe the continuing strength in the economy and the tight labor market likely will overwhelm any influence the Asian situation may impose on domestic monetary policy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


 FUND FACTS
GOAL: high current tax-free
income for Arizona residents
while maintaining a stable
$1.00 share price
FUND NUMBER: 433
TRADING SYMBOL: FSAXX
START DATE: October 11, 1994
SIZE:  as of February 28, 1998,
more than $92 million
MANAGER: Scott Orr, since July
1997; manager, various Fidelity
and Spartan municipal money
market funds; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            2/28/98            8/31/97            2/28/97

  0 - 30    68                 79                 71

 31 - 90    14                 15                 14

 91 - 180   10                 0                  7

181 - 397   8                  6                  8

WEIGHTED AVERAGE MATURITY
                              2/28/98   8/31/97   2/28/97

SPARTAN ARIZONA MUNICIPAL     38 DAYS   32 DAYS   37 DAYS
MONEY MARKET

ALL TAX-FREE                  43 DAYS   50 DAYS   45 DAYS
MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1998 AS OF AUGUST 31, 1997
Row: 1, Col: 1, Value: 7.0
Row: 1, Col: 2, Value: 2.5
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 27.0
Row: 1, Col: 5, Value: 62.0
Variable rate demand
notes (VRDNs) 72%
Commercial paper
(including CP mode) 20%
Tender bonds 2%
Municipal notes 1%
Other 5%
Variable rate demand
notes (VRDNs) 63%
Commercial paper
(including CP mode) 27%
Tender bonds 1%
Municipal notes 2%
Other 7%
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 2.5
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 71.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS FEBRUARY 28, 1998

Showing Percentage of Total Value of Investment in Securities
(Unaudited)


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
ARIZONA - 100.0%
Apache County Ind. Dev. Auth. VRDN:
Rev. (Imperial Components Inc.) Series 1996, 3.55%,
 LOC Harris Trust & Savings Bank, Chicago (b) $ 2,100,000 $ 2,100,000 (Tucson Elec. Pwr. Co. Proj.) Series 1981 B, 3.75%,
 LOC Bank of Tokyo - Mitsubishi Ltd.  4,000,000  4,000,000
Cochise County Poll. Cont. Solid Waste Rev. Bonds
(Arizona Elec. Pwr. Corp.) 3.80%, tender 3/1/98
(CFC Nat'l. Rural Util. Coop.) (b)  3,000,000  3,000,000
Coconino County Poll. Cont. Corp. Poll. Cont.
(Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A,
3.70%, LOC Kredietbank, NV, VRDN (b)  2,700,000  2,700,000
Flagstaff Ind. Dev. Auth. (Norton Envir. Inc. Proj.)
Series 1997, 3.65%, LOC Keybank NA, VRDN (b)  2,600,000  2,600,000
Glendale Ind. Dev. Auth. Rev. (Superior Bedding Co. Proj.)
Series 1994, 3.55%, LOC Harris Trust & Savings Bank,
Chicago, VRDN (b)  1,900,000  1,900,000
Glendale School Dist. #205 Participating VRDN, Series 1996 F,
3.60% (Liquidity Facility Norwest Bank, Minnesota) (c)  2,600,000
2,600,000
Maricopa County Commty. College Dist. Bonds 6% 7/1/98  1,000,000
1,006,805
Maricopa County Hosp. Rev. (Samaritan Health Sys.)
3.65% (MBIA Insured) (BPA Bank of America) VRDN 300,000 300,000 Maricopa County Ind. Dev. Auth.
Multi-Family Hsg. Auth. Rev., VRDN:
 (Privado Park Apt. Proj.) Series 1994 A, 3.50%
  (Fannie Mae Guaranteed) (b)  2,000,000  2,000,000
  (Royal Oaks-Sun City Proj.) Series 1990, 3.45%
  LOC Bank of America  400,000  400,000
  (Shadow Creek Apt. Proj.) Series 1994 C, 3.50%
  (Fannie Mae Guaranteed) (b)  500,000  500,000
Maricopa County Poll. Cont. Rev.:
Bonds (Southern California Edison Co.) CP mode:
 Series 1985 E, 3.30%, 4/3/98  600,000  600,000
  Series 1985 E, 3.50%, 4/3/98  2,000,000  2,000,000
  Series 1985 F, 3.55%, 4/3/98  300,000  300,000
 (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 1994 B,
 3.60%, LOC Morgan Guaranty Trust Co., VRDN  500,000  500,000
Mesa Gen. Oblig. Rfdg. Bonds Series 1992, 4.95% 7/1/98
(FGIC Insured)  5,000,000  5,017,596
Mesa Ind. Dev. Auth. (Western Health Network, Inc.)
Participating VRDN, Series 1997 B, 3.56%
(Liquidity Facility Caisse des Depots et Consignations) (c)  7,360,000
7,360,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
ARIZONA - CONTINUED
Mesa Muni. Dev. Corp. Bonds, CP mode:
Series 1985, 3.45% 4/7/98,
 LOC Westdeutsche Landesbank $ 2,000,000 $ 2,000,000
 Series 1996 A-B, 3.55% 4/1/98,
 LOC Westdeutsche Landesbank  1,600,000  1,600,000
 Series 1996 A-B, 3.85% 10/6/98,
 LOC Westdeutsche Landesbank  5,000,000  5,000,000
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utilities Co.) Series 1993 E, CP mode:
 3.20% 4/2/98 (b)  2,400,000  2,400,000
  3.80% 4/7/98 (b)  500,000  500,000
  3.60% 7/16/98 (b)  2,500,000  2,500,000
Navajo County Ind. Dev. Auth. Ind. Dev. Rev.
(Citizens Utilities Co.) Series 1997B,
3.45% 9/1/32, VRDN (b)  600,000  600,000
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995, 3.50%,
LOC Landesbank Hessen-Thuringen, VRDN (b) 1,300,000 1,300,000 Phoenix Gen. Oblig. Series 1995-2, 3.60%,
(BPA Morgan Guaranty Trust Co., NY) VRDN  2,500,000  2,500,000
Phoenix Ind. Dev. Auth., VRDN:
Ind. Dev. Rev.:
 Rfdg. (V.A.W. of America Proj.) Series 1997,
  3.60%, LOC Nationsbank, NA (b)  1,000,000  1,000,000
  (Continental Circuits Corp.) Series 1996,
  3.55%, LOC Bank One, Arizona (b)  1,000,000  1,000,000
  (Plastican Proj.) Series 1997, 3.75%,
  LOC Fleet Nat'l. Bank (b)  4,000,000  4,000,000
 Multi-Family Hsg. Rev.:
 Rfdg. (Paradise Lakes Apt. Proj.) Series 1995, 3.55%,
  LOC General Electric Capital Corp.  500,000  500,000
  (Bell Square Apt. Proj.) Series 1995, 3.55%,
  LOC General Electric Capital Corp.  2,000,000  2,000,000
  (Ventana Palms Apt.) Series 1994,3.50%,
  LOC Wells Fargo Bank, N.A. (b)  5,210,000  5,210,000
Pima County Ind. Dev. Auth.
Multi-Family Rev. (Quail Ridge Apt.-B)
3.50% (Fannie Mae Guaranteed) VRDN (b)  1,400,000  1,400,000
Pinal County Ind. Dev. Auth., VRDN:
Hosp. Rev. (Casa Grande Medical Ctr. Proj.) Series 1995,
 3.40%, LOC Chase Manhattan Bank  4,940,000  4,940,000
 Ind. Dev. Rev. (Sunbelt Refining Co. LP Proj.) Series 1988,
 3.50%, LOC Bankers Trust Company (b)  3,400,000  3,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT
ARIZONA - CONTINUED
Pinal County Ind. Dev. Poll. Cont. Rev.
(Magna Copper Co. Proj.) Series 1984, 3.70%,
LOC Nat'l. Westminster Bank PLC, VRDN $ 100,000 $ 100,000
Salt River Proj. Agric. Impt. and Pwr. Dist., CP:
3.45% 4/1/98  1,500,000  1,500,000
 3.60% 4/1/98  1,200,000  1,200,000
 3.30% 4/3/98  1,000,000  1,000,000
 3.55% 4/7/98  1,000,000  1,000,000
Tempe Union High School Dist. #213 TAN 4.40% 6/30/98  1,000,000
1,001,683
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev. (Lincoln Garden
Proj.) 4.15%, LOC Sumitomo Bank Ltd., VRDN  1,000,000  1,000,000
University of Arizona Sys. Rev. BAN
Series 1997, 3.95% 10/1/98   1,000,000  1,000,000
Yavapai County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utilities Co.) Series 1993, CP mode:
 3.35% 4/2/98 (b)  1,200,000  1,200,000
  3.60% 4/6/98 (b)  1,800,000  1,800,000
TOTAL INVESTMENTS - 100%  $ 91,536,084
Total Cost For Income Tax Purposes  $ 91,536,084
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $11,000 all of which will expire on August 31, 2004. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                  $ 91,536,084
SEE ACCOMPANYING SCHEDULE

CASH                                                                   360,279

INTEREST RECEIVABLE                                                    450,081

 TOTAL ASSETS                                                          92,346,444

LIABILITIES

DISTRIBUTIONS PAYABLE                                       $ 7,614

ACCRUED MANAGEMENT FEE                                       24,855

OTHER PAYABLES AND ACCRUED EXPENSES                          150

 TOTAL LIABILITIES                                                     32,619

NET ASSETS                                                            $ 92,313,825

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 92,304,067

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                    9,758

NET ASSETS, FOR 92,304,067 SHARES OUTSTANDING                         $ 92,313,825

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $1.00
SHARE ($92,313,825 (DIVIDED BY) 92,304,067 SHARES)



STATEMENT OF OPERATIONS
 SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

INTEREST INCOME                                                     $ 1,642,640

EXPENSES

MANAGEMENT FEE                                          $ 218,375

NON-INTERESTED TRUSTEES' COMPENSATION                    162

 TOTAL EXPENSES BEFORE REDUCTIONS                        218,537

 EXPENSE REDUCTIONS                                      (66,734)    151,803

NET INTEREST INCOME                                                  1,490,837

NET REALIZED GAIN (LOSS) ON INVESTMENTS                              22,315

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,513,152

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED     YEAR ENDED
                                                           FEBRUARY 28, 1998    AUGUST 31,
                                                           (UNAUDITED)          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 1,490,837          $ 2,830,812
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   22,315               (1,821)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,513,152            2,828,991
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (1,490,837)          (2,830,812)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    45,538,168           105,703,895
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     1,453,443            2,737,679

 COST OF SHARES REDEEMED                                    (42,834,473)         (103,046,509)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           4,157,138            5,395,065
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,179,453            5,393,244

NET ASSETS

 BEGINNING OF PERIOD                                        88,134,372           82,741,128

 END OF PERIOD                                             $ 92,313,825         $ 88,134,372


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED     YEARS ENDED AUGUST 31,          OCTOBER 11, 1994
      FEBRUARY 28, 1998                                    (COMMENCEMENT
                                                           OF OPERATIONS) TO
                                                           AUGUST 31,

      (UNAUDITED)          1997                     1996   1995


SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 1.000      $ 1.000    $ 1.000    $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS    .017         .033       .035       .034
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.017)       (.033)     (.035)     (.034)

NET ASSET VALUE, END OF PERIOD      $ 1.000      $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                    1.70%        3.39%      3.52%      3.43%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 92,314     $ 88,134   $ 82,741   $ 52,566
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         .35% A, D    .35% D     .22% D     .06% A, D
NET ASSETS

RATIO OF NET INTEREST INCOME TO      3.41% A      3.34%      3.44%      3.91% A
AVERAGE NET ASSETS


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Arizona Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $430 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annualized rate of .35% of average net assets. For the period, the reimbursement reduced the expenses by $65,559.
In addition, FMR has entered into an arrangement on behalf of the fund with the fund's transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $1,175 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MUNICIPAL
MONEY
FUND
SEMIANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.


PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS            9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS   43   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  47   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first two months of 1998, investors were still trying to discern what effects ongoing troubles in Southeast Asia might have on global economies and markets. The U.S. stock market continued to do well despite these ongoing uncertainties, paced by sustained corporate profits and signs of recovery in the Asian markets. Bonds, on the other hand, struggled somewhat in February as the pace of stock investors' "flight to quality" slowed in the face of this positive news, and issuers flooded the market with new debt to take advantage of lower interest rates. Nonetheless, these lower rates, subdued inflation and moderate growth created a generally favorable climate for bond investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund.
Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998           PAST 6    PAST 1   PAST 5   LIFE OF
                                          MONTHS    YEAR     YEARS    FUND

SPARTAN MUNI MONEY                        1.69%     3.46%    16.87%   26.87%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE   1.54%     3.14%    14.77%   22.51%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 14, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 439 money market funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

SPARTAN MUNI MONEY                              3.46%    3.17%    3.39%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE         3.14%    2.79%    2.91%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             3/2/98   12/1/97   9/1/97   6/2/97   3/3/97



SPARTAN MUNICIPAL            3.20%    3.60%     3.18%    3.58%    3.12%
 MONEY FUND



IF FIDELITY HAD NOT          3.10%    3.50%     3.08%    3.48%    3.02%
 REIMBURSED CERTAIN
 FUND EXPENSES



ALL TAX-FREE MONEY MARKET    2.92%    3.28%     2.98%    3.27%    2.87%
 FUNDS AVERAGE



SPARTAN MUNICIPAL MONEY      5.00%    5.63%     4.97%    5.59%    4.88%
 FUND - TAX-EQUIVALENT



IF FIDELITY HAD NOT          4.84%    5.47%     4.81%    5.44%    4.72%
 REIMBURSED CERTAIN
 FUND EXPENSES



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Spartan Municipal Money Fund
Q. WHAT WAS THE MARKET ENVIRONMENT LIKE DURING THE PAST SIX MONTHS?
A. Economic growth was strong. Although real gross domestic product - GDP adjusted for inflation - slowed in the third and fourth quarters of 1997 from the torrid pace set at the beginning of that year, the growth rate still averaged more than 3% for 1997. In addition, we witnessed an increasingly tight labor market. Unemployment averaged 4.9% in 1997 - a rate that historically would have meant higher inflation due to wage pressures. However, 1997 was different. The 1997 producer price index (PPI) - a measure of wholesale prices - dropped 1.2%, representing the biggest one-year drop since 1986. Similarly, the consumer price index (CPI) finished 1997 up 1.7%, the slowest gain in that same 11-year time period. Several reasons are cited for this lack of inflation. Most notably, productivity improvements over the past few years have reduced the risk of inflationary pressures that had previously accompanied similar periods of low unemployment.
Q. WHAT OTHER FACTORS HELPED CREATE THIS LOW-INFLATION ENVIRONMENT?
A. Primarily, the financial crisis in Southeast Asia. This unusual turn of events shifted focus from growth in the domestic economy to the possible impact the Asian crisis might have on the economy in the U.S. and other parts of the world. The dollar appreciated markedly against many Asian currencies, making Asian imports to the U.S. less expensive and, consequently, suppressing inflation. Many market observers became concerned that the U.S. economy would slow significantly as exports to Asian countries declined. At the end of the period, the Federal Reserve Board assumed a neutral stance, giving itself flexibility to raise interest rates to slow the economy if inflation started to surface or to lower rates to stimulate growth if the spillover from the crisis in Asia significantly hurt the U.S. economy.
Q. WHAT WAS YOUR STRATEGY AS THIS UNFOLDED?
A. At the beginning of the period, the fund's average maturity was 48 days. For most of the period, my investment focus was on the short end of the money market yield curve, as increased supply of these shorter-term securities made that part of the market attractive. However, the fund did participate in the one-year market early in the period when supply became more plentiful and when yields factored in future interest-rate increases. Despite purchases of these securities, though, the fund's average maturity shortened to 34 days at the end of the period.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on February 28, 1998, was 3.18%, compared to 3.19% six months ago. The latest yield was the equivalent of a 4.97% taxable yield for investors in the 36% federal tax bracket. Through February 28, 1998, the fund's six-month total return was 1.69%, compared to 1.54% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I see two possible scenarios going forward. Domestic growth might continue at the pace set in 1997, leading to an even tighter labor market. In this case, I think eventual wage increases would be passed on to the consumer - meaning inflation. On the other hand, the spillover from the Asian turmoil may significantly dampen growth in the U.S. and suppress inflation. I believe the Fed is waiting for more evidence to evaluate the extent of the Asian situation, so I expect steady Fed interest-rate policy in the near term. The market, however, has priced in an easing - or lowering - of rates. I expect to keep the fund's average maturity slightly shorter than that of its peers, giving me the flexibility to extend the fund's maturity if this easing outlook shifts and rates get more attractive.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: tax-free income with
share price stability by
investing in high-quality,
short-term municipal securities
FUND NUMBER: 460
TRADING SYMBOL: FIMXX
START DATE: January 14, 1991
SIZE: as of February 28,
1998, more than $2.3 billion
MANAGER: Diane McLaughlin,
since 1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            2/28/98            8/31/97            2/28/97

  0 - 30    74                 79                 72

 31 - 90    11                 6                  7

 91 - 180   11                 4                  15

181 - 397   4                  11                 6

WEIGHTED AVERAGE MATURITY
                               2/28/98   8/31/97   2/28/97

SPARTAN MUNICIPAL MONEY FUND   34 DAYS   48 DAYS   40 DAYS

ALL TAX-FREE
MONEY MARKET FUNDS AVERAGE*    43 DAYS   50 DAYS   45 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1998  AS OF AUGUST 31, 1997
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 8.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 67.0
Row: 1, Col: 6, Value: 25.8
Variable rate demand
notes (VRDNs) 73%
Commercial paper
(including CP mode) 10%
Tender bonds 6%
Municipal notes 10%
Other 1%
Variable rate demand
notes (VRDNs) 67%
Commercial paper
(including CP mode) 20%
Tender bonds 5%
Municipal notes 8%
Other 0%
Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 10.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 72.5
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 2.2%
Alabama Ind. Dev. Auth. Rev.:
 (Columbus Mills, Inc. Proj.)
 Series 1994 A, 3.60%, LOC SunTrust
 Bank, Atlanta, VRDN (b) $ 3,000 $ 3,000
 (Well Built Cabinet, Inc.)
 3.60%, LOC Amsouth Bank, VRDN (b)  1,970  1,970
Ashland Ind. Dev. Board Rev. (Wellborn Cabinet Inc. Proj.)
Series 1991 A, 3.65%, LOC Amsouth Bank, VRDN (b)  1,120  1,120
Chatam Ind. Dev. Board Poll. Cont. Rev. Bonds (Alabama Elec.
Coop, Inc. Proj.) Series 1993, 3.55% 4/6/98
(Nat'l. Rural Utilities Coop. Guaranteed) CP mode 1,500 1,500 Colbert County Ind. Dev. Board (Golden Poultry Co. Proj.)
Series 1990, 3.60%, LOC SunTrust Bank, Atlanta, VRDN (b) 3,400 3,400 Columbiana Ind. Dev. Board Rev. (NFA Corp. Proj.)
Series 1992 A, 3.65%, LOC Amsouth Bank, VRDN (b) 6,000 6,000 Courtland Ind. Dev. Board (Specialty Minerals, Inc.) 3.50%,
LOC Wachovia Bank of Georgia, NA, VRDN (b)  3,000  3,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 3.55%, VRDN (b)  1,285  1,285
Decatur Ind. Dev. Board Solid Waste Rev. (Trico Steel Co. Proj.) Series 1997, 3.55%, LOC Chase Manhattan
Bank, VRDN (b)  2,200  2,200
Demopolis Ind. Dev. Rev. Board:
 (McClain of Alabama Proj.)
 3.50%, LOC LaSalle Nat'l. Bank, Inc., VRDN (b)  1,000  1,000
 (Systech Environmental Corp.)
 Series 1990, 3.55%, LOC NBD Bank, NA, VRDN (b)  1,200  1,200
Eufaula Ind. Dev. Board (Columbus Mills, Inc. Proj.)
Series 1993, 3.60%, LOC SunTrust Bank, Atlanta, VRDN (b) 6,100 6,100 Florence Ind. Dev. Board. Rev. (Robert J. Bevis Proj.)
Series 1990, 3.60%, LOC NationsBank, NA, VRDN (b) 2,675 2,675 Jackson Ind. Dev. Auth. (Specialty Minerals, Inc.) 3.50%,
LOC Wachovia Bank of Georgia, NA, VRDN  3,245  3,245
Lafayette Ind. Dev. Rev. (Kardoes Rubber Co., Inc.) 3.60%,
LOC Amsouth Bank, NA, VRDN (b)  2,200  2,200
Montgomery Ind. Dev. Board Ind. Dev. Rev.:
 (Contech Construction Prod.) Series 1996, 3.60%,
 LOC Mellon Bank, NA, VRDN (b)  3,000  3,000
 (Feldmeier/Alabama Equipment) Series 1996, 3.60%,
LOC Southtrust Bank of Alabama, VRDN (b)  1,000  1,000
Phoenix Ind. Dev. Board. Envir. Impt. Rev. (Mead Coated
Board Proj.) Series 1988, 3.40% 4/9/98,
LOC ABN-AMRO Bank, NV (b)  3,000  3,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - CONTINUED
Roanoke Ind. Dev. Board Ind. Dev. Rev., VRDN:
 (SteelFab, Inc. Proj.) Series 1997, 3.60%,
 LOC NationsBank, NA (b) $ 1,000 $ 1,000
 (Wehadkee/Rock Mills Proj.) Series 1992, 3.60%, LOC
 SunTrust Bank, Atlanta (b)  1,800  1,800
Talladega Ind. Dev. Rev. (Wehadkee Yarn Mills Proj.)
Series 1990, 3.60%, LOC SunTrust Bank,
Atlanta, VRDN (b)  1,350  1,350
Tuscaloosa County Ind. Dev. Rev. (Hanna Steel Co.)
3.60%, LOC NationsBank, NA, VRDN  910  910
Wetumpka Ind. Dev. (US Fabtec LLC Proj.) 3.90%,
LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (b)  1,200  1,200
  53,155
ALASKA - 0.8%
Alaska Hsg. Fin. Auth. Corp.:
 Participating VRDN (c):
 Series 1995 A, 3.65% (Liquidity Facility Bank of
  New York, NA)  2,900  2,900
  Series 1997 F, 3.51% (Liquidity Facility Bank of
  America Nat'l. Trust & Savings)  1,500  1,500
Alaska Ind. Dev. & Export Auth. (Healy Clean Coal Proj.)
Series 1996 A, 3.50%, LOC Bank of America
Nat'l. Trust & Savings, VRDN  6,000  6,000
Valdex Marine Terminal Rev. Rfdg. Bonds (Atlantic
Richfield Co.) Series 1994 A, 3.75% 4/8/98, CP mode  9,575  9,575
  19,975
ARIZONA - 1.5%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1981 B, 3.75%, LOC Bank of Tokyo-Mitsubishi Ltd.,
VRDN  5,600  5,600
Arizona Agricultural Impt. & Pwr. Dist. (Salt River Proj.) CP:
 3.55% 7/13/98 (Liquidity Facility Wells Fargo, NA and
 First Nat'l. Bank of Chicago)  9,000  9,000
 3.55% 7/16/98 (Liquidity Facility Wells Fargo, NA and
 First Nat'l. Bank of Chicago)  5,800  5,800
Cochise Poll. Cont. Rev. Solid Waste Disposal Rev. Bonds
(Arizona Elec. Pwr. Coop. Proj.) 3.55% 9/1/98
(Nat'l. Rural Utilities Coop. Guaranteed) CP mode  2,200  2,200
Mesa Ind. Dev. Auth. Participating VRDN, Series 1997 B,
3.56% (Liquidity Facility Caisse des Depots et
Consignations) (c)  3,120  3,120
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Util.) Series 1993 E, CP mode:
  3.90% 3/9/98 (b)  2,400  2,400
  3.80% 5/15/98 (b)  900  900
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Phoenix Ind. Dev. Auth. Rev. (Plastican Proj.) Series
1997, 3.75%, LOC Fleet Bank, NA, VRDN (b) $ 1,700 $ 1,700
Pinal County Ind. Dev. Auth. Ind. Dev. Rev. (Sunbelt
Refining Co. LP Proj.) Series 1988, 3.50%, LOC Bankers
Trust Co., VRDN (b)  3,900  3,900
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens
Util.) Series1993, 3.90% 3/9/98, CP mode (b)  1,000  1,000
  35,620
ARKANSAS - 1.3%
Arkansas Dev. Fin. Auth. Home Mtg. Participating VRDN ,
Series A-1, 3.56% (Liquidity Facility Caisse des
Depots et Consignations) (c)  7,995  7,995
Arkansas Dev. Fin. Auth. Multi-Family Hsg. Rev. (Kiehl
Partners L.P. Proj.) Series 1998, 3.60%,
LOC Bank One, Louisiana, NA, VRDN  3,000  3,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev.
Series D, 4.05%, tender 7/1/98,
LOC Canadian Imperial Bank  3,800  3,800
Blytheville Ind. Dev. Rev. (Arkansas Steel Processing Proj.)
Series 1992, 3.65%, LOC Credit Agricole
USA, Inc., VRDN (b)  9,500  9,500
Harrison Ind. Dev. Rev. (Rock-Tenn Converting Co. Proj.)
Series 1993, 3.60%, LOC SunTrust Bank,
Atlanta, VRDN (b)  2,500  2,500
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.)
Series 1996, 3.55%, LOC Commerzbank, AG, VRDN (b)  3,150  3,150
  29,945
CALIFORNIA - 3.5%
California Gen. Oblig. Bonds 3.55% 4/7/98
(BPA Bayerische Landesbank Girozentrale and
Credit Suisse First Boston, CP  6,500  6,499
California Higher Ed. Loan Auth. Rev. Bonds
Series E-5, 3.95%, tender 6/1/98,
LOC Student Loan Marketing Association (b)  4,100  4,100
California Higher Ed. Loan Auth. Student Loan Rev. Bonds
Series 1994 A, 3.95%, tender 6/1/98, LOC State Street
Bank and Trust Co., Boston (b)  7,000  7,000
California Public Works Board Lease Rev. Bonds (Dept. of
Corrections) Series 1997 C, 4.75% 9/1/98  2,200  2,209
California Student Ed. Loan Marketing Corp. Student
Loan Rev. Rfdg. Bonds Series 1994 A, 4.05%, tender 6/1/98,
LOC Dresdner Bank (b)  10,000  10,000
California School Cash Reserves Prog. TRAN
Series A, 4.75%, 7/2/98 (AMBAC Insured)  4,500  4,512
Central Valley School Fin. Auth. TRAN Series 1997,
4.50% 8/27/98  3,600  3,610
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
Clovis Unified School Dist. TRAN (Fresno County)
4.25% 6/30/98 $ 7,700 $ 7,711
Kern High School Dist. TRAN 4.50% 8/20/98  4,300  4,312
Los Angeles County Gen. Oblig.
TRAN Series A, 4.50% 6/30/98  3,600  3,607
Los Angeles Regional Arpt. Impt. Facs. Lease Rev. (Air France
Proj.) 3.30%, LOC Societe Generale, VRDN (b)  1,425  1,425
Los Angeles Unified School Dist. TRAN Series 1997-98,
4.50% 7/1/98  4,800  4,811
Orange County Apt. Dev. Rev. (Yorba Linda Association)
Series 1985 D, 3.75%, LOC Bank of
Tokyo-Mitsubishi, Ltd., VRDN  3,200  3,200
Riverside County Gen. Oblig. TRAN 4.50% 6/30/98  7,200  7,213
San Luis Obispo County Office of Ed. TRAN
4.50% 6/30/98  2,588  2,593
South Coast Local Ed. Agencies TRAN, Series A, 4.50%
6/30/98 (MBIA Insured)  9,500  9,519
  82,321
COLORADO - 1.6%
Aurora Multi-Family Hsg. Rev. (Aurora Meadows Apts.)
Series 1996, 3.70% (Fannie Mae Guaranteed) VRDN (b) 5,100 5,100 Colorado Springs Util. Sys. Rev. Participating VRDN,
Series 1996 A, 3.55% (Liquidity Facility Societe
Generale) (c)  3,880  3,880
Denver City & County Arpt. Sys. Rev. Participating VRDN:
 3.61% (Liquidity Facility Caisse des Depots et
 Consignations) (b)(c)  15,380  15,380
 Series 1997 Q, 3.55% (Liquidity Facility
 CoreStates Bank) (c)  3,160  3,160
Monte Vista Ltd. Oblig. Swr. Rev., Series 1992, 3.50%,
LOC Wachovia Bank of Georgia, NA, VRDN (b)  2,670  2,670
Westminster County Multi-Family Hsg. Rev. Rfdg.
(Lakeview Apts.) Series 1997, 3.70%
(Fannie Mae Guaranteed) VRDN (b)  2,600  2,600
Wheat Ridge County Ind. Dev. Rev. (Adolph Coors Co.
Proj.) Series 1993, 3.60%, LOC Wachovia Bank of
Georgia, NA, VRDN (b)  5,000  5,000
  37,790
CONNECTICUT - 0.1%
Connecticut Hsg. Fin. Auth. Participating VRDN ,
Series 1997 L, 3.60% (Liquidity Facility
CoreStates Bank) (b)(c)  2,670  2,670
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
DELAWARE - 0.3%
Delaware Hsg. Auth. Participating VRDN, Series PA-39,
3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c) $ 7,550 $
7,550
DISTRICT OF COLUMBIA - 0.8%
Dist. of Columbia Hsg. Fin. Auth. Multi-Family Hsg. Rev.
Rfdg. (Mount Vernon Plaza Apts.) 3.50%,
LOC Bank One, NA, VRDN (b)  13,105  13,105
Metro Washington Arpt. Auth. Rev. Bonds 3.60% 7/23/98,
LOC NationsBank, NA, CP mode (b)  7,000  7,000
  20,105
FLORIDA - 2.3%
Dade County Hsg. Fin. Corp. Participating VRDN, Series
1991 A, 3.66% (Liquidity Facility Bank One, NA) (b)(c) 3,700 3,700 Florida Local Gov't. Fin. Commission Series A, CP:
 3.80% 5/12/98, LOC First Union Nat'l. Bank  4,200  4,200
 3.50% 6/2/98, LOC First Union Nat'l. Bank  7,100  7,100
 3.60% 6/11/98, LOC First Union Nat'l. Bank  2,545  2,545
 3.75% 7/14/98, LOC First Union Nat'l. Bank  6,250  6,250
Indian River County Hosp. Dist. Rev. Bonds Series 1988,
3.80% 5/15/98, LOC Kredietbank, CP mode  2,200  2,200
Jacksonville Hosp. Rev. (Univ. Med. Ctr.) Series 1988,
3.90%, LOC Sumitomo Bank Ltd., VRDN  2,500  2,500
Lee County Hosp. Board Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B, 3.60% 3/31/98 (Liquidity
Facility SunTrust Bank Central Florida, NA) CP mode 5,500 5,500 Orange County Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Waterview Club) Series 1997 D, 3.55%,
LOC Key Bank NA, VRDN (b)  2,665  2,665
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds:
 (Florida Light & Pwr. Co. Proj.):
 Series 1994 A, 3.60% 4/7/98, CP mode  4,600  4,600
  Series 1994 B, 3.60% 4/9/98, CP mode  12,725  12,725
  53,985
GEORGIA - 4.0%
Brunswick & Glynn County Dev. Auth. (Georgia Pacific Corp.
Proj.) Series 1996, 3.60%, LOC Commerzbank, AG,
VRDN (b)  5,900  5,900
Chattanooga County Ind. Dev. Auth.
(Aladdin Manufacturing Co.) 3.60%,
LOC Wachovia Bank of Georgia, NA, VRDN (b)  2,100  2,100
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc.)
Series 1997, 3.55%, LOC Den Danske
Bank Group, AS, VRDN (b)  2,000  2,000
Cherokee County Wtr. & Swr. Auth.
Participating VRDN, Series 1993, 3.56%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) 1,495 1,495 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Clayton County Hsg. Auth. Multi-Family Hsg. Rev.
(Hyde Park Club Apts. Proj.) Series 1997, 3.55%,
LOC Key Bank NA, VRDN (b) $ 2,000 $ 2,000
Cobb County Hsg. Auth. Multi-Family Hsg. Rev.
(Williamstown Apt.) 3.60%, LOC Wachovia Bank of Georgia,
NA, VRDN (b)  1,100  1,100
Coweta County Ind. Dev. Auth. (E.G.O. Products, Inc. Proj.)
Series 1996, 3.55%, LOC Swiss Bank Corp., VRDN (b) 2,600 2,600 Dekalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.)
3.60%, LOC Comerica Bank, Texas, VRDN (b)  1,810  1,810
Dekalb County Multi-Family Hsg. Rev. (Eagles Trace Apts.)
Series 1996, 3.55%, LOC Key Bank NA, VRDN (b)  2,000  2,000
Floyd County Dev. Auth. Ind. Dev. Rev. (Marglen Ind., Inc.
Proj.) VRDN:
  Series 1997, 3.60%, LOC SunTrust Bank, Atlanta (b) 1,000 1,000 3.60%, LOC SunTrust Bank, Atlanta (b) 2,600 2,600
Georgia Participating VRDN, Series BTP-79,
3.475% (Liquidity Facility Bankers Trust Co.) (c) 3,145 3,145 Georgia Hsg. & Fin. Auth. Single Family Hsg. Rev. Bonds
3.85%, tender 9/1/98 (FGIC Guaranteed) (b)  4,400  4,400
Georgia Port Auth. Rev., VRDN:
 (Colonel's Island Terminal) 3.60%,
 LOC SunTrust Bank, Atlanta (b)  1,900  1,900
 (Mayor's Point Terminal) Series 1992,
 3.60%, LOC SunTrust Bank, Atlanta (b)  3,200  3,200
Greene County Ind. Dev. Rev. (Chipman-Union, Inc. Proj.)
Series 1991, 3.60%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,550 1,550 Gwinnett County Ind. Dev. Rev., VRDN:
 (Curtis 1000, Inc. Proj.) Series 1996, 3.60%,
 LOC SunTrust Bank, Atlanta (b)  4,060  4,060
 (Klockner Namasco Corp.) 3.55%,
 LOC NationsBank, NA (b)  1,000  1,000
 (O'Neal Steel Inc.) 3.55%,
 LOC NationsBank, NA (b)  1,500  1,500
 (Sheperd Construction Co., Inc. ) 3.60%,
 LOC SunTrust Bank, Atlanta (b)  1,000  1,000
Gwinnett County Multi-Family Hsg. Rev. (Herrington
Woods Apt.) Series 1996 A, 3.55%, LOC Key
Bank NA, VRDN (b)  4,300  4,300
Henry County Dev. Auth. Solid Waste Rev. (Atlas
Roofing Corp. Proj.) Series 1997, 3.60%, LOC SunTrust
Bank, Atlanta, VRDN (b)  1,500  1,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Jenkins County Ind. Dev. Rev. (Metal Industries Inc.
of Georgia) 3.55%, LOC NationsBank, NA, VRDN (b) $ 1,600 $ 1,600 Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc.)
Series 1994, 3.55%, LOC NBD Bank, NA, VRDN (b)  2,550  2,550
Pierce County Ind. Dev. & Bldg. Auth. Rev. (American Egg
Prods. Inc. Proj.) Series 1989, 3.60%, LOC Suntrust Bank,
Atlanta, VRDN (b)  1,455  1,455
Richmond County Board of Ed. Participating
VRDN, Series 1997 C, 3.56% (Liquidity Caisse des
Depots et Consignations) (c)  2,900  2,900
Savannah Econ. Dev. Auth. Rev., VRDN:
 (Fuji Vegetable Oil Inc. Proj.) 3.90% LOC Bank of
 Tokyo-Mitsubishi Ltd. (b)  4,000  4,000
 (Home Depot, Inc.) Series 1995 A, 3.60% (b)  15,600  15,600
 (Kaolin Terminals Inc.) 3.55%, LOC NationsBank, NA (b) 8,000 8,000 Summerville Fac. Auth. Rev. (Image Ind. Inc. Proj.) Series
1997, 3.55%, LOC First Union Nat'l. Bank, VRDN (b) 4,000 4,000 Vienna Ind. Dev. Auth. (Mid Georgia Processing Co.)
3.55%, LOC NationsBank, NA, VRDN (b)  1,000  1,000
Worth County Ind. Dev. Auth. Rev. Rfdg.
(Seabrook Peanut Co. Proj.) Series 1996 B, 3.60%,
LOC SunTrust Bank, Atlanta, VRDN  1,200  1,200
  94,465
HAWAII - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Bonds:
 (Citizens Utils.) Series 1988 A, 3.30% 4/1/98, CP mode (b)  2,600
2,600
 (Kaiser Permanente) Series 1984 B, 3.70% tender 9/1/98 1,540 1,540 Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN, Series PT-35,
3.61% (Liquidity Facility Banque Nationale De Paris) (b)(c)  3,345
3,345
  7,485
IDAHO - 0.9%
Idaho Hsg. & Fin. Association Participating VRDN, 3.61%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)  1,945  1,945
Idaho Gen. Oblig. TAN 4.625% 6/30/98  19,200  19,246
  21,191
ILLINOIS - 6.9%
Belvidere Ind. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996,
3.70%, LOC US Bank, NA, VRDN (b)  2,300  2,300
Bolingbrook Multi-Family Hsg. Rev. (Amberton Apts.) 3.55%,
LOC LaSalle Nat'l. Bank of Chicago, VRDN (b)  4,400  4,400
Carol Stream Multi-Family Hsg. (St. Charles Square)
3.50% (Fannie Mae Guaranteed) VRDN (b)  1,415  1,415
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Chicago Gas Supply Rev. Bonds (Peoples Gas Light &
Coke Co.) 3.90%, tender 12/1/98 (b) $ 3,950 $ 3,950
Chicago Ind. Dev. Rev. (Ampere Automotive Corp. Proj.)
Series 1996, 3.55%, LOC Harris Trust & Savings
Bank, Chicago, VRDN (b)  2,000  2,000
Chicago O' Hare Int'l. Arpt. Rev. Series 1988 A, 3.60%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)  9,200  9,200
Chicago School Reform Participating VRDN (c):
 Series 1996-BB, 3.56% (Liquidity Facility Bank of America
 Nat'l. Trust & Savings)  11,100  11,100
 Series 1997 E, 3.50% (Liquidity Facility CoreStates Bank)  3,125
3,125
Chicago Wtr. Rev. Participating VRDN, Series 1997 V,
3.55% (Liquidity Facility CoreStates Bank) (c)  6,500  6,500
Danville Ind. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 3.75%,
LOC Chase Manhattan Bank, VRDN (b)  5,300  5,300
Glendale Heights Participating VRDN,
Series PT-106, 3.61% (Liquidity FacilityBayerische
Hypotheken-und Wechsel Bank) (c)  1,500  1,500
Illinois Dev. Fin. Auth. Adj. Rate Rev. (Olive Can Co. Proj.)
3.50%, LOC LaSalle Nat'l. Bank, Inc., VRDN (b)  1,980  1,980
Illinois Dev. Fin. Auth. Ind. Dev. Rev.:
 (Belmont Steel Proj.) Series 1991, 3.65%,
 LOC Lasalle Nat'l. Bank, Inc., VRDN (b)  3,800  3,800
 (Camcraft Proj.) Series 1993, 3.60%, LOC
 American Nat'l. Bank & Trust Co., VRDN (b)  400  400
 (Chicago Fineblanking Corp. Proj.) 3.75%,
 LOC NBD Bank, NA, VRDN (b)  3,400  3,400
 (Cloverhill Pastry Vending) 3.60%, LOC American Nat'l.
 Bank & Trust Co., VRDN (b)  400  400
 (FC L. P.) 3.50%, LOC LaSalle Nat'l.
 Bank, Inc., VRDN (b)  3,315  3,315
 (Grayhill Inc. Proj.) Series 1995 B, 3.55%, LOC Harris
 Trust & Savings Bank, Chicago, VRDN (b)  2,450  2,450
 (Kindlon Partners Proj.) Series 1994, 3.50%, LOC LaSalle
 Nat'l. Bank, Inc., VRDN (b)  1,500  1,500
 (Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.55%,
 LOC LaSalle Nat'l. Bank, Inc., VRDN (b)  1,839  1,839
 (Rich Products, Corp. Proj.) Series 1993, 3.60%,
 LOC SunTrust Bank, Atlanta, NA, VRDN (b)  6,300  6,300
 (Rich Products Corp. Proj.) Series 1998, 3.60%, LOC
 SunTrust Bank, Atlanta, VRDN (b)  6,300  6,300
 (Touhy L.P.) Series 1996, 3.50%, LOC LaSalle
 Nat'l. Bank, Inc., VRDN (b)  3,400  3,400
 (Toyal America, Inc. Proj.) 3.90%, LOC Bank of
 Tokyo-Mitsubishi Ltd., VRDN  2,200  2,200
 (Yale-South Haven Proj.) Series 1994, 3.55%, LOC
 Bank One, Indianapolis, VRDN (b)  2,500  2,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Ltd. Oblig. Rev. (SWD Inc. Proj.)
3.75%, LOC NBD Bank, Michigan, VRDN (b) $ 4,000 $ 4,000
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg. (Garden
Glen Apts.) Series 1993, 3.60%
(Continental Casualty Guaranteed) VRDN  1,100  1,100
Illinois Dev. Fin. Auth. Poll. Cont. Rev.:
 (Illinois Pwr. Co. Proj.):
  Series 1987 B, 3.85%, LOC Bank of
  Tokyo-Mitsubishi, Ltd., VRDN (b)  5,000  5,000
  Series 1987 C, 3.85%, LOC Bank of
  Tokyo-Mitsubishi Ltd., VRDN (b)  2,300  2,300
 Series A, 3.55% (MBIA Insured)
 (Liquidity Facility First Nat'l. Bank of Chicago) VRDN (b)  16,800
16,800
 Series B, 3.50% (MBIA Insured)
 (Liquidity Facility First Nat'l. Bank of Chicago) VRDN (b)  3,100
3,100
 Series C, 3.50% (MBIA Insured)
 (Liquidity Facility First Nat'l. Bank of Chicago) VRDN (b)  7,800
7,800
Illinois Edl. Facs. Auth. Rev. Participating VRDN,
Series 1997 U, 3.50%
(Liquidity Facility CoreStates Bank) (c)  4,535  4,535
Illinois Health Facs. Auth. Participating VRDN,
Series PT-113, 3.51%
(Liquidity Facility Rabobank Nederland, COOP Central) (c)  8,200
8,200
Illinois Health Facs. Auth. Rev. (Methodist Med. Ctr. Proj.)
Series 1985 B, 3.80%, LOC Sumitomo Bank, Ltd., VRDN 4,000 4,000 Illinois Regional Trans. Auth. Participating VRDN, Series
1996, 3.55% (Liquidity Facility Societe Generale) (c) 1,500 1,500 Illinois Student Assistance Commission Student Loan Rev.
Series 1988 A, 3.65% (MBIA Insured) (BPA Bank of America
Nat'l. Trust & Savings) (b)  3,100  3,100
Metropolitan Pier & Exposition Auth. Participating VRDN,
Series A, 3.65% (Liquidity Facility Bank
of New York, NA) (c)  4,300  4,300
Plainfield Ind. Dev. Auth. (Plainfield Molding, Inc.)
Series 1997, 3.50%, LOC LaSalle Nat'l. Bank, Inc., VRDN (b)  1,000
1,000
Village of Crestwood Ind. Dev. Rev. (GMG Warehouse
LLC Proj.) 3.50%, LOC LaSalle Nat'l. Bank, Inc., VRDN (b)  1,650
1,650
Village of Lisle Multi-Family Hsg. Rev. (Devonshire of
Lisle Proj.) Series 1991, 3.55%, LOC LaSalle Nat'l.
Bank, Inc., VRDN (b)  2,200  2,200
West Chicago Ind. Dev. Auth. Rev. (Bison Gear & Engineering
Corp.) 3.50%, LOC Bank of America, Illinois, VRDN (b) 2,600 2,600 Woodridge, Dupage, Will & Cook County Ind. Dev. Rev.
(McDavid Knee Guard Proj.) Series 1996, 3.65%,
LOC Firstar Bank of Milwaukee, NA, VRDN (b)  1,000  1,000
  164,759
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - 3.7%
Columbus Rev. (Rock-Tenn Co. Mill Division) Series 1995,
3.60%, LOC SunTrust Bank, Atlanta, VRDN (b) $ 2,300 $ 2,300
Crawford County Ind. Dev. Rev. (Jasper Engine Exchange
Proj.) 3.60%, LOC PNC Bank, Kentucky, VRDN (b)  2,200  2,200
Elkart Commty. Schools TAN 4% 12/31/98  1,500  1,503
Gary Envir. Improv. Rev. Bonds (USX Proj.) Series 1986
3.60% 6/9/98, LOC Bank of New York, NA, CP mode  2,500  2,500
Hebron Adj. Rate Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.)
Series 1996 A, 3.55%, LOC Federal Home Loan Bank,
Indianapolis, VRDN (b)  3,175  3,175
Indiana Hsg. Fin. Auth. Single-Family Hsg. Mtg. Rev.:
 Bonds Series 1997 E2, 3.85%, tender 12/1/98
 (Bayerische Landesbank Girozentrale Guaranteed) (b) 4,000 4,000 Participating VRDN, 3.60% (Liquidity Facility
 CoreStates Bank) (b)(c)  5,200  5,200
Indiana Trans. Fin. Auth. Arpt. Facs. Lease Participating
VRDN, Series BT-217, 3.50% (Liquidity Facility Bankers
Trust Co.) (c)  7,270  7,270
Indianapolis Econ. Dev. Rev.:
 (EPI Printers Inc. Proj.) Series 1995, 3.60%,
 LOC Comerica Bank, VRDN (b)  3,575  3,575
 (LLC Proj.) Series 1996, 3.55%,
 LOC Bank One, Indiana, VRDN (b)  800  800
Indianapolis Gas Util. Sys. Cert. of Indebtedness
(Citizens Gas & Coke Util.) CP:
  3.60% 3/12/98, LOC NBD Bank, Detroit  5,700  5,700
  3.65% 5/19/98, LOC NBD Bank, Detroit  3,000  3,000
Indianapolis Ind. Dev. Rev. (Sohl Assoc. LLC Proj.) Series
1995, 3.60%, LOC First Nat'l. Bank of Boston, VRDN (b) 2,850 2,850 Lawrence County Ind. Dev. Rev. (D&M Tool Proj.) 3.61%,
LOC Huntington Nat'l. Bank of Columbus, VRDN (b)  1,400  1,400
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.)
3.55%, LOC Bank One, VRDN (b)  1,845  1,845
Ligonier Econ. Dev. Rev. (Sharon Manufacturing Co.),
3.65%, LOC Comerica Bank, VRDN (b)  6,300  6,300
Logansport Ind. Dev. Rev. (Nelson Tube Co.) Series 1996,
3.51%, LOC Huntington Nat'l. Bank of Columbus, VRDN (b) 1,200 1,200 Muncie Ind. Dev. Rev. (Diamond Plastics Corp.) Series 1996,
3.60%, LOC NationsBank of Texas, VRDN (b)  1,000  1,000
Petersburg Solid Waste Disp. Rev. Bonds (Indianapolis
Pwr. & Lt. Co. Proj.):
  Series 1995 C, 3.45%, VRDN (b)  17,000  17,000
  Series 1996, 3.45%, VRDN (b)  7,900  7,900
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - CONTINUED
Rockport Ind. Dev. Rev. (AK Steel Proj.):
 Series 1997 A, 3.55%, LOC PNC Bank, Ohio, VRDN (b) $ 3,500 $ 3,500
 Series 1998 A, 3.55%, LOC PNC Bank, NA, VRDN (b)  3,000  3,000
St. Joseph County Ind. Econ. Dev. Auth. (Pine Oak Apts. Proj.)
3.50%, LOC Federal Home Loan Bank,
Indianapolis, VRDN (b)  1,265  1,265
  88,483
IOWA - 0.6%
Clinton Ind. Dev. Rev. (Sethness Products Co. Proj.) 3.55%,
LOC Northern Trust Co., VRDN (b)  3,300  3,300
Iowa School Cash Anticipation Program TRAN Series A,
4.50% 6/26/98 (FSA Insured)  5,400  5,411
Marshalltown Commty. School Dist. RAN Series 1997,
4.50% 6/24/98  1,000  1,002
Waterloo Ind. Dev. Rev. (O'Neal Metals Inc. Proj.)
3.60%, LOC NationsBank, NA, VRDN (b)  5,000  5,000
  14,713
KANSAS - 0.8%
Burlington Poll. Cont. Rev. Bonds, CP mode:
 (Kansas City Pwr. & Light Co. Proj.) Series 1985 A,
 3.50% 7/10/98, LOC Toronto-Dominion Bank  8,400  8,400
 (Kansar Elec & Pwr.) Series 1985 C-1, 3.60% 7/10/98,
 (Nat'l. Rural Utilities Coop. Guaranteed)  1,000  1,000
Olathe Ind. Dev. Rev. (Garmin International Inc.) Series 1995,
3.70%, LOC Boatmen's Nat'l. Bank of Kansas, VRDN (b) 3,445 3,445 Wichita Arpt. Facs. Rev. (Cessna Citation Proj.) 3.80%,
LOC Westdeutsche Landesbank Girozentrale, VRDN (b) 1,400 1,400 Wichita Solid Waste Disp. Rev. (Weyerhauser Co. Proj.)
3.60%, VRDN (b)  4,950  4,950
  19,195
KENTUCKY - 1.4%
Cynthiana Ind. Dev. Rev. (E.D. Bullard Co. Proj.)
Series 1992, 3.60%, LOC NationsBank, NA, VRDN (b) 1,940 1,940 Franklin County Ind. Rev. (Certified Tool & Manufacturing
Proj.) 3.55%, LOC Bank One, Chicago VRDN (b)  2,045  2,045
Jefferson County Ind. Bldg. Rev. (Commercial Lithographics Co.
Proj.) 3.60%, LOC PNC Bank of Kentucky, VRDN (b) 1,750 1,750 Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elect. Proj.) Series 1997 A, 3.65% 5/21/98, CP mode (b) 5,000 5,000
Louisville & Jefferson County Reg. Arpt. Auth. Sys. Rev.
Series 1996 A, 3.55%, LOC Nat'l. City Bank,
Kentucky, VRDN (b)  7,300  7,300
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
KENTUCKY - CONTINUED
McCracken County Ind. Bldg. Rev. Series 1996, 3.55%,
LOC Bank One, Kentucky, VRDN (b) $ 3,850 $ 3,850
Scott County Adj. Rate Ind. Building Rev. (Ropak Corp. Proj.)
Series 1994, 3.55%, LOC Bank One, Colorado, VRDN (b) 3,850 3,850 Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elect.
Co.) Series 1997 A, 3.85% 3/6/98, CP mode (b)  6,700  6,700
Walton City Ind. Bldg. Rev. (Clarion Mfg. Corp. of America)
3.70%, LOC Fifth Third Bank, Cincinnati, VRDN (b)  1,400  1,400
  33,835
LOUISIANA - 1.9%
Calcasieu Parish Pub. Trust Auth. Solid Waste Disp. Rev.
(PPG Industries Inc. Proj.) Series 1994, 3.55%, VRDN (b) 7,300 7,300 Calcasieu Parish Ind. Dev. (Citgo Petroleum Corp.
Project) 3.75%, LOC Banque Nationale de
Paris, VRDN (b)  1,100  1,100
Dequincy Ind. Dev. Rev. (Recycle Inc. South Proj.) Series
1995, 3.60%, LOC Fleet Bank, NA, VRDN (b)  4,075  4,075
Louisiana Pub. Facs. Auth. School Healthcare Sys. Rev. Bonds
(Sisters of Charity Incarnate Word) 3.65% 4/8/98
(BPA Toronto-Dominion Bank) CP mode  3,000  3,000
New Orleans Aviation Board Series 1997 A, 3.65%
(Liquidity Facility Credit Suisse First Boston)
(MBIA Insured) VRDN (b)  7,400  7,400
Plaquemines Parish Envir. Rev. Rfdg. (BP Exploration &
Oil, Inc.) Series 1995, 3.70%, VRDN (b)  2,000  2,000
West Baton Rouge Parish Ind. Dist. #3 Rev.
(Dow Chemical Co. Proj.):
  Rdfg. Bonds Series 1991, 3.60% 4/7/98, CP mode  4,600  4,600
  VRDN:
   Series 1993, 3.75% (b)  12,800  12,800
   Series 1994 A, 3.75% (b)  1,300  1,300
   Series 1995, 3.75% (b)  1,000  1,000
  44,575
MAINE - 0.5%
Maine Edl. Loan Marketing Corp. Student Loan Rev.
Series 1997 A-2, 3.65% (AMBAC Insured)
(BPA Credit Suisse First Boston) VRDN (b)  1,100  1,100
Maine Pub. Util. Fin. Bank Pub. Util. Rev. Rfdg. Series 1996,
3.60%, LOC Bank of New York, VRDN (b)  5,000  5,000
Maine State Hsg. Auth. Mtg. Purchase Participating VRDN,
Series 1997 V, 3.61% (Liquidity Facility Caisse des
Depots et Consignations) (b)(c)  2,310  2,310
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MAINE - CONTINUED
Maine State Hsg. Auth. Multi-Family Dev. Rev. (Park Village
Apts. Proj.) 3.55%, LOC General Electric Capital Corp.,
VRDN (b) $ 2,400 $ 2,400
  10,810
MARYLAND - 2.2%
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 3.55%,
LOC NationsBank, NA, VRDN (b)  4,700  4,700
Maryland Commty. Dev. Administration Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36, 3.61%
(BPA Merrill Lynch & Co., Inc.) (b)(c)  16,040  16,040
Maryland Econ. Dev. Auth. Rev. (Grafco Inds. Ltd.) Series 1996,
3.55%, LOC NationsBank, NA, VRDN (b)  2,300  2,300
Maryland Ind. Dev. Fin. Auth. Dev. Rev. (Townsend Culinary
Fac.) Series 1996, 3.55%, LOC SunTrust Bank,
Atlanta, VRDN (b)  2,500  2,500
Montgomery County Hsg. Rev., VRDN:
 (Grosvenor House) Series A,
 3.45% (Fannie Mae Guaranteed)  6,700  6,700
 (Opportunities Commission) 1997 Issue I, 3.65%,
 LOC Key Bank, NA (b)  17,400  17,400
Prince George's County Ind. Dev. Rev. (Cintas Corp. #41
Proj.) 3.60%, LOC PNC Bank, Ohio, VRDN (b)  2,155  2,155
  51,795
MASSACHUSETTS - 1.1%
Massachusetts Bay Trans. Auth. Series C, 3.50% 4/30/98,
LOC Westdeutsche Landesbank Girozentrale, CP 2,700 2,700 Massachusetts Participating VRDN , Series BTP-258,
3.40% (Liquidity Facility Bankers Trust Co.) (c) 4,800 4,800 Massachusetts Tpk. Auth. Participating VRDN, Series PT-135,
3.51% (Liquidity Facility Banco Santander, SA) (c) 6,100 6,100 Massachusetts Tpk. Authority West Participating VRDN,
Series 1997 N, 3.59% (Liquidity Facility Bank of America
Nat'l. Trust & Savings, San Francisco) (c)  7,200  7,200
Massachusetts Tpk. Metropolitan Hwy. Sys. Participating
VRDN, Series PA-181, 3.51% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)  1,940  1,940
Massachusetts Wtr. Resource Auth. Participating VRDN,
Series 1995 SG-17, 3.51%
(Liquidity Facility Societe Generale) (c)  2,440  2,440
  25,180
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - 2.0%
Detroit School Dist. BAN 4.50% 5/1/98 $ 13,900 $ 13,914
Michigan Bldg. Auth. Bonds
3.75% 3/2/98, CP  10,000  10,000
Michigan Hosp. Fin. Auth. Participating VRDN, Series 1997 X,
3.50% (Liquidity Facility CoreStates Bank) (c)  4,100  4,100
Michigan Strategic Fund (Alpha Technology Corp.) Series 1997,
3.70%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (b) 2,200 2,200 Michigan Strategic Fund Ind. Dev. Rev.
 Bonds (Dow Chemical Co. Proj.) CP Mode:
  Series 1986, 3.60% 3/12/98  1,300  1,300
  Series 1988, 3.55% 4/6/98 (b)  3,300  3,300
Michigan Strategic Fund Ltd. Oblig. Rev. (Michigan
Sugar Co. - Carrolton) 3.60%, LOC Wachovia Bank of
Georgia, NA, VRDN (b)  6,000  6,000
Michigan Strategic Fund Poll. Cont. Rev.
 (General Motors) Series 1988 A, 3.65%, VRDN  3,100  3,100
Michigan Strategic Fund Solid Waste. Disp. Sys. Rev. (Great
Lakes Recovery) 3.50%, LOC NBD Bank,
Michigan, VRDN (b)  1,100  1,100
Michigan Trunk Line Participating VRDN, Series SG-87,
3.55% (Liquidity Facility Societe Generale) (c)  715  715
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cardell Corp.) 3.60%, LOC Comerica Bank, VRDN (b)  900  900
  46,629
MINNESOTA - 0.6%
Baudette Ind. Dev. Rev. (Reid-Rowell Inc. Proj.) Series 1989,
3.60%, LOC Nations Bank, NA, VRDN (b)  2,005  2,005
Becker Poll. Cont. Rev. Bonds
(Northern States Pwr. Co., Sherburne Co., Generator #3)
Series 1993 B, 3.55% 7/13/98, CP mode  2,900  2,900
Chaska Ind. Dev. Rev. Rfdg. (Pies Inc. Proj.)
Series 1994, 3.60%, LOC SunTrust Bank, Atlanta, VRDN (b) 1,425 1,425 Minnesota Hsg. Fin. Agcy. Participating VRDN, Series PT-114,
3.51%, LOC Rabobank Nederland COOP Central (c)  3,600  3,600
Prior Lake Independent School Dist. # 719 Participating
VRDN, Series 1996 D, 3.60% (Liquidity Facility
Norwest Bank, NA) (c)  1,000  1,000
Sauk Rapids Ind. Rev. (Bermo, Inc. & Berdass Properties)
Series 1996 A, 3.65%, LOC Firstar Bank
Milwaukee NA, VRDN (b)  2,915  2,915
Spring Lake Park Independent School Dist. # 16 Participating
VRDN, Series 1996 E, 3.60% (Liquidity Facility
Norwest Bank, NA Minnesota) (c)  1,000  1,000
  14,845
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MISSISSIPPI - 0.6%
Canton Ind. Dev. Auth. Rev. Rfdg. Bonds (McCarty Farms,
Inc. Proj.) Series 1997, 3.60%, LOC SunTrust
Bank, Atlanta, VRDN (b) $ 2,000 $ 2,000
Desoto County Ind. Dev. Rev. (Flavorite Labs Proj.)
Series 1991 B, 3.80%, LOC First Tennessee
Bank, NA, VRDN (b)  2,600  2,600
Mississippi Bus. Fin. Corp. (Calgon Carbon Corp.) 3.60%,
LOC PNC Bank, NA, VRDN (b)  1,000  1,000
Mississippi Bus. Fin. Corp. Ind. Dev. Rev. (Pillowtex Corp. Proj.) Series 1992, 3.55%, LOC NationsBank, NA, VRDN (b) 3,220 3,220 Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Miss.
Phosphates Corp. Proj.) Series 1997 A, 3.50%, LOC Bank
of America Nat'l. Trust & Savings, VRDN (b)  3,000  3,000
Noxubee County Ind. Dev. Board Rev. (Barge Forest Products
Co. Proj.) 3.75%, LOC Amsouth Bank, VRDN (b)  2,545  2,545
  14,365
MISSOURI - 0.1%
Missouri Dev. Fin. Board Ind. Dev. Rev. (La Grange Foundry)
Series 1996, 3.44%, LOC Harris Trust & Savings
Bank of Chicago, VRDN (b)  2,550  2,550
MONTANA - 0.2%
Montana Board of Hsg. Single-Family Participating VRDN (c):
 Series PT-87, 3.61% (Liquidity Facility
 Banco Santander, SA) (b)  1,600  1,600
 Series PT-158, 3.61% (Liquidity Facility Merrill
 Lynch & Co., Inc.) (b)  2,040  2,040
  3,640
NEBRASKA - 0.0%
Lancaster County Leasing Corp. Participating VRDN,
Series PT-103, 3.61% (Liquidity Facility Bayerische
Hypotheken-und Wechsel Bank) (c)  1,000  1,000
NEVADA - 1.2%
Clark County Poll. Cont. Rev. Bonds (Southern California
Edison) Series 1987 A, 3.55% 3/27/98, CP mode (b)  6,800  6,800
Clark County School Dist. Participating VRDN (c):
 Series BTP-192, 3.50% (Liquidity Facility Bankers Trust Co.)  3,100
3,100
 Series SG-62, 3.55% (Liquidity Facility Societe
 Generale)  3,000  3,000
Clark County Spl. Fac. Arpt. Rev. Bonds (Signature Flight
Support Corp. Proj.) Series 1997 A, 3.90%, tender 6/1/98,
LOC Bayerische Landesbank Girozentrale  2,540  2,540
Nevada Capital Improv. Participating VRDN, Series BTP-236,
3.50% (Liquidity Facility Bankers Trust Co.) (c) 2,200 2,200 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEVADA - CONTINUED
Nevada Director State Dept. Comm. Adj. Rate Ind. Rev.
(Primex Corp.) 3.55%, LOC Bank One,
Indianapolis, VRDN (b) $ 2,475 $ 2,475
Nevada Hsg. Div.:
 (Oakmont at Flamingo Rd. Proj.) Series 1996 A, 3.55%,
 LOC ABN-AMRO Bank, NV, VRDN (b)  4,700  4,700
 (Pecos Owens Court Apt. Proj.) Series 1996, 3.55%,
 LOC Commerzbank, AG, VRDN (b)  2,000  2,000
Washoe County Gas Fac. Rev. (Sierra Pacific Pwr. Co.)
Series 1990, 3.70%, LOC Union Bank of
Switzerland, VRDN (b)  2,400  2,400
  29,215
NEW HAMPSHIRE - 1.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev.:
 (United Illumination Co.) Series 1997 A, 3.50%, LOC
 Barclays Bank, PLC, VRDN (b)  2,000  2,000
 Bonds (New England Pwr. Co Proj.) Series 1990 A, CP mode:
  3.85% 3/9/98 (b)  12,800  12,800
  3.60% 4/6/98 (b)  4,500  4,500
  3.70% 5/19/98 (b)  2,000  2,000
  3.65% 5/20/98 (b)  3,200  3,200
  3.70% 5/20/98 (b)  5,700  5,700
  3.65% 5/21/98 (b)  1,000  1,000
New Hampshire Higher Ed. and Health Facs. Auth. Rev. Bonds
(Dartmouth Ed. Loan Corp.) 3.90%, tender 6/1/98 (b)  1,870  1,870
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 Rfdg. (Nashua-Oxford Proj.) Series 1990, 3.75%
 (Continental Casualty Co. Guaranteed) VRDN  1,100  1,100
 (Countryside L. P.) 3.65%, LOC General Electric
 Capital Corp., VRDN (b)  1,500  1,500
  35,670
NEW JERSEY - 1.2%
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN (c):
 Series PT-92, 3.56% (Liquidity Bayerische
 Hypotheken-und Wechsel Bank (b)  6,000  6,000
 Series PT-118, 3.56%
 (Liquidity Facility Banco Santander, SA) (b)  5,700  5,700
New Jersey Gen. Oblig., Series 1998 A, 3.55%
4/8/98 (Liquidity Facility Bank of Nova Scotia) CP  17,600  17,600
  29,300
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW MEXICO - 1.2%
Bernalillo County Participating VRDN, Series SGB-22,
3.55% (Liquidity Facility Societe Generale) (c) $ 8,360 $ 8,360
Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
3.65%, LOC Firstar Bank of Milwaukee, NA, VRDN (b) 1,900 1,900 Espanol Ind. Dev. Rev. (Nambee Mills Inc. Proj.) Series A,
3.60%, LOC Nat'l. City Bank, Indiana, VRDN (b)  3,670  3,670
New Mexico Gen. Oblig. TRAN:
 Series A, 4.50% 6/30/98  5,700  5,712
 Series 1997, 4.50% 6/30/98  2,500  2,505
New Mexico Mtg. Fin. Auth. Single Family Mtg. Prog.
Bonds Series 1997-2, 3.90%, tender 10/15/98 (FGIC/
Capital Market Services Guaranteed) (b)  3,000  3,000
New Mexico Student Loan Rev. Participating VRDN,
Series PT-67, 3.85% (Liquidity Facility Credit Suisse
First Boston) (b)(c)  4,700  4,700
  29,847
NEW YORK - 2.5%
Nassau County Gen. Oblig. BAN, Series 1998 A,
4.25% 8/17/98  2,600  2,608
New York City Gen. Oblig. Bonds
Series H-3, 3.55% 4/6/98 (FSA Insured)
(BPA State Street Bank & Trust Co., Boston) CP mode  1,500  1,500
New York City Muni. Wtr. Fin. Auth. Series 1, 3.80%
3/19/98, LOC Canadian Imperial Bank of Commerce, CP  3,500  3,500
New York City RAN Series 1988 A, 4.50% 6/30/98,
LOC Westdeutsche Landesbank Girozentrale, LOC Morgan
Guaranty and Trust Co., Inc.  31,500  31,564
New York State Local Gov't. Assistance Corp. Rev. Participating
VRDN, Series SG-99, 3.51% (Liquidity Facility Societe
Generale) (c)  6,100  6,100
New York State Mtg. Agcy. Rev. Participating VRDN (c):
 Series 1997, 3.75% (Liquidity Facility Bank of
 New York, NA) (b)  1,000  1,000
 Series 1997 J, 3.55%
 (Liquidity Facility CoreStates Bank) (b)  6,320  6,320
New York State Rev. Bonds (Envir. Quality)
Series 1986, 3.55% 4/6/98, LOC Bayerische Hypotheken
und Weschel, CP mode  2,400  2,400
New York State Urban Dev. Corp. Participating VRDN,
Series SG-33, 3.55%
(Liquidity Facility Societe Generale) (c)  5,500  5,500
  60,492
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK & NEW JERSEY - 0.5%
New York & New Jersey Port Auth. Participating VRDN,
Series 6 (c):
  3.56% (Liquidity Facility Societe Generale) (b) $ 10,680 $ 10,680 3.56% (Liquidity Facility Societe Generale) (b) 1,600 1,600
  12,280
NORTH CAROLINA - 1.2%
Buncombe County Ind. Facs. & Poll. Cont. Rev., VRDN:
 (Gold Star Coating) Series 1997, 3.60%, LOC
 Comerica Bank, Detroit (b)  1,800  1,800
 (Rich Mountain Proj) Series 1991,
 3.90%, LOC Bank of Tokyo-Mitsubishi, Ltd. (b)  1,700  1,700
Charlotte Arpt. Rev. 3.50% (MBIA Insured)
(Liquidity Facility Chase Manhattan Bank) VRDN (b) 3,000 3,000 Cleveland County Ind. Fac. & Poll. Cont. Fin. Auth. Solid
Waste Disp. (PPG Ind. Proj.) 3.55%, VRDN (b)  3,300  3,300
Craven County Ind. Facs. Resource Recovery Rev.
(Craven County Wood Energy LP) Series 1989 C, 3.75%,
LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (b)  500  500
Mecklenberg County Ind. Facs. Poll. Cont. Fin. Auth.
(Stefano Foods Inc.) Series 1996, 3.55%,
LOC NationsBank, NA, VRDN (b)  3,040  3,040
Piedmont Triad Arpt. Auth. Spl. Facs. Rev. (Triad Int'l.
Maintenance Corp. Proj.) Series 1989, 3.65%,
LOC Mellon Bank, NA, VRDN (b)  10,500  10,500
Surry Ind. Facs Poll. Cont. Rev. (Intex Corp.) 3.55%,
LOC NationsBank, NA, VRDN (b)  1,000  1,000
Wake County Ind. Facs. & Poll. Cont. Fin. Agcy. Rev.
(Carolina Ind. LLC) Series 1997, 3.55%,
LOC Harris Trust & Savings Bank of Chicago, VRDN (b)  3,355  3,355
  28,195
NORTH DAKOTA - 0.1%
Fargo Ind. Dev. Rev. (Owen Inds., Inc. Proj.) 3.65%
LOC Mellon Bank, NA, VRDN (b)  1,000  1,000
Hebron Ind. Dev. Rev. (Dacco Inc. Proj.) 3.65%,
LOC US Bank, NA, VRDN (b)  1,500  1,500
  2,500
OHIO - 0.8%
Cleveland City School Dist. Rev. Participating VRDN,
Series BTP-246, 3.50%
(Liquidity Facility Bankers Trust Co.) (c)  2,800  2,800
Cuyahoga Hosp. Rev. (Cleveland Clinic Foundation)
Series 1997 D, 3.40% (Liquidity Facility Bank of America
Nat'l. Trust & Savings) VRDN  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - CONTINUED
Greene County Gen. Oblig. BAN Series C, 4.25% 6/4/98 $ 5,720 $ 5,725 Miamisburgh City School Dist. BAN 4.23% 6/17/98 1,750 1,753 Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 3.55%,
LOC Bank One, Dayton, VRDN (b)  600  600
Montgomery County Hosp. Rev. Bonds (Miami Valley Hosp.)
Series B, 3.75% 4/8/98, LOC Northern Trust Co.,
Chicago, CP Mode  3,400  3,400
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Willowakes Apt. Proj.)
Series A, 3.55%, LOC Bank One, NA, VRDN (b)  1,000  1,000
Ohio Ind. Dev. Rev. (Masashi Nagai/Snair Co.) Series A,
3.55%, LOC Bank One, Columbus, VRDN (b)  1,130  1,130
Summit County Ind. Dev. Rev. (Ganzhorn Properties Proj.)
3.55%, LOC Bank One, Akron, VRDN  1,030  1,030
  18,438
OKLAHOMA - 2.2%
Oklahoma Dev. Fin. Auth. (Shawnee Funding LP Proj.) Series
1996, 3.60%, LOC Bank of Nova Scotia, VRDN (b)  2,000  2,000
Oklahoma Hsg. Fin. Agcy. Participating VRDN (c):
Series 1996 G, 3.61% (Liquidity Facility Caisse des Depots
 et Consignations) (b)  1,600  1,600
 Series PT-104, 3.61% (Liquidity Facility Bayerische
 Hypotheken-und Wechsel Bank) (b)  2,100  2,100
Oklahoma Ind. Fin. Auth. Ind. Fin. Rev. Bonds,
Series L, 3.95%, tender 5/1/98, LOC Credit
Locale de France (b)  7,600  7,600
Oklahoma School Dist. Cfts. of Prtn. RAN
Series 1997 A, 4.50% 6/30/98  3,535  3,537
Oklahoma Student Loan Auth.
Series 1997 A, 3.50% (MBIA Insured)
(BPA Student Loan Marketing Association) VRDN (b) 10,600 10,600 Southeastern Ind. Auth. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.55%, VRDN (b)  21,000  21,000
Tulsa Int'l. Arpt. Participating VRDN (c):
 Series 1997 B1, 3.56% (Liquidity Facility Bank of
 America Nat'l. Trust & Savings) (b)  2,545  2,545
 Series 1997 B2, 3.51% (Liquidity Facility
 Bank of America Nat'l. Trust & Savings)  2,800  2,800
  53,782
OREGON - 1.1%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.)
3.60%, VRDN (b)  7,100  7,100
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev.
(Weyerhauser Co. Proj.) Series CL, 3.60%, VRDN (b) 3,000 3,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OREGON - CONTINUED
Oregon Econ. Dev. Rev. (Cascades Steel Rolling Mills Proj.)
Series 176, 3.50%, LOC Commerzbank, AG, VRDN (b) $ 1,500 $ 1,500
Port of Umatilla Ltd. Oblig. Rev. (Hermiston Foods Proj.)
Series 1989, 3.65%, LOC U.S. Nat'l.
Bank of Oregon, VRDN (b)  1,500  1,500
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling)
3.55%, LOC U.S. Nat'l. Bank of Oregon, VRDN (b)  2,750  2,750
Portland Spl. Oblig. Rev. (Portland Bulk Terminals LLC Proj.)
3.50%, LOC Canadian Imperial Bank of
Commerce, VRDN (b)  9,500  9,500
  25,350
PENNSYLVANIA - 3.8%
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 82, 3.70%
(Continental Casualty Co. Guaranteed) VRDN  1,335  1,335
Butler County Ind. Dev. Rev. (JSM Acquisition Corp. Proj.)
Series 1989 A, 3.60%, LOC PNC Bank, NA, VRDN (b)  900  900
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Partners Proj.) CP mode:
  Series 1990 A, 3.55% 3/31/98, LOC Nat'l. Westminster
  Bank, PLC (b)  2,500  2,500
  Series 1990 B, 3.60% 7/13/98, LOC Nat'l. Westminster
  Bank, PLC (b)  1,060  1,060
Crawford County Ind. Dev. Auth. (Clear Lake Lumber, Inc.
Proj.) Series 1997, 3.60%, LOC PNC Bank, NA, VRDN 3,000 3,000 Delaware County Ind. Dev. Auth. Rev. Bonds
(Philadelphia Elec. Co. Proj.) Series 1988 C,
3.40% 3/27/98 (FGIC Insured) CP mode  2,300  2,300
Delaware Valley Reg. Fin. Auth. Participating VRDN,
Series B, 3.51% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)  3,580  3,580
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 3.60%, LOC SunTrust Bank, Atlanta VRDN (b) 1,500 1,500 Northumberland County Ind. Dev. Auth. Rev. (Furman
Farms Inc. Proj.) 3.60%, LOC CoreStates Bank, VRDN (b) 2,085 2,085 Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN:
 (BPS Dev. Proj.) Series 1989 D-3, 3.60%, LOC PNC
 Bank, NA (b)  150  150
 (C&D Charter Pwr. Sys.) Series 1991 D-6, 3.60%,
 LOC PNC Bank, NA (b)  1,000  1,000
 (Giffen, Schlaegle & Pirillia) Series 1992 A-3, 3.60%,
 LOC PNC Bank, NA (b)  600  600
 (Johnstown Corp. Proj.) 3.60%, LOC PNC Bank, NA (b) 330 330 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Rev., VRDN: - continued
 (Nat'l. Gypsum Co. Shippingport Proj.) Series 1997B,
 3.45%, LOC NationsBank, NA (b) $ 4,600 $ 4,600
 Series 1994 B-3, 3.60%, LOC PNC Bank, NA (b)  1,500  1,500
 Series 1995 D-4, 3.60%, LOC PNC Bank, NA (b)  1,200  1,200
 Series 1995 D-10, 3.60%, LOC PNC Bank, NA (b)  1,200  1,200
 Series 1997 B-3, 3.60%, LOC PNC Bank, NA (b)  1,800  1,800
 Series 1997 B-4, 3.60%, LOC PNC Bank, NA (b)  1,800  1,800
Pennsylvania Higher Ed. Assistance Agcy. Student
Loan Rev., VRDN:
  Series 1988 B, 3.55%,
  LOC Student Loan Marketing Association (b)  2,100  2,100
  Series 1997 A, 3.45%,
  LOC Student Loan Marketing Association (b) 5,000 5,000 Pennsylvania Higher Ed. Facs. Auth. Participating VRDN (c):
 Series MGT-4A, 3.50% (Liquidity Facility Morgan
 Guaranty Trust Co.)  1,750  1,750
 Series MGT-4B, 3.50% (Liquidity Facility Morgan
 Guaranty Trust Co.)  5,225  5,225
Pennsylvania Hsg. Fin. Agcy. Single-Family Mtg. Rev.
Participating VRDN, Series PT-119, 3.51% (Liquidity
Facility Credit Suisse First Boston) (c)  3,220  3,220
Pennsylvania Inter Governmental Coop. Auth. Participating
VRDN, Series SG-67, 3.51% (Liquidity Facility Societe
Generale) (c)  1,800  1,800
Philadelphia Arpt. Rev. Trust Receipts Participating VRDN,
Series 1997, 3.65% (Liquidity Facility Bank of
New York, NA) (b)(c)  8,400  8,400
Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50% 6/30/98  10,400  10,417
Philadelphia Redevelopment Auth. (Southwork Plaza Proj.)
Series 1997 A, 3.45%, LOC PNC Bank, NA, VRDN (b)  6,300  6,300
Philadelphia School Dist. Participating VRDN, Series 1997 W,
3.50% (Liquidity Facility CoreStates Bank) (c)  3,100  3,100
Venango Ind. Dev. Auth. Resource Recovery Bonds
(Scrubgrass Proj.) CP mode:
  Series 1990 A, 3.85% 4/8/98,
  LOC Nat'l. Westminster Bank, PLC (b)  2,000  2,000
  Series 1990 A, 3.70% 4/9/98,
  LOC Nat'l. Westminster Bank, PLC (b)  3,050  3,050
  Series 1990 B, 3.85% 4/8/98,
  LOC Nat'l. Westminster Bank, PLC (b)  7,050  7,050
  91,852
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - 5.2%
Abbeville County Ind. Dev. (Springs Inds., Inc. Proj.) 3.60%,
LOC Wachovia Bank of Georgia, NA, VRDN (b) $ 4,000 $ 4,000
Charleston County Ind. Dev. Rev. (Zeigler Coal Holding Proj.)
3.70%, LOC Bank of America Nat'l. Trust &
Savings, VRDN (b)  2,800  2,800
Dorchester County Ind. Dev. Rev. (SYN Strand Inc.)
Series 1994, 3.60%, LOC Wachovia Bank of
Georgia, NA, VRDN (b)  6,650  6,650
Lancaster County Ind. Dev. Rev. (Synteen Tech., Inc. Proj.)
Series 1997, 3.60%, LOC NationsBank, NA, VRDN (b)  1,500  1,500
Marion County Ind. Dev. Rev. (New South Proj.) Series 1994,
3.60%, LOC NationsBank, NA, VRDN (b)  3,275  3,275
Marlboro County Solid Waste Disposal Fac.
(Willamette Ind. Inc. Proj.) Series 1995, 3.50%,
LOC Deutsche Bank, AG, VRDN (b)  1,700  1,700
Orangeburgh County Solid Waste Disp. Participating VRDN,
Series 1997 B, 3.70% (Liquidity Facility
CoreStates Bank) (b)(c)  3,595  3,595
South Carolina Cap. Impt. Participating VRDN,
Series BTP-27, 3.55% (Liquidity Facility Automatic
Data Processing, Inc.) (c)  1,530  1,530
South Carolina Hsg. Fin. & Dev. Auth. Rev. Bonds Series 1997 B,
3.90%, tender 12/1/98 (b)  7,000  7,000
South Carolina Jobs Econ. Dev. Auth. Rev., VRDN:
 (Alexander Machine Inc. Proj.) Series 1994, 3.60%,
 LOC NationsBank, NA (b)  2,500  2,500
 (Alfmeir Corp.) 3.60%, LOC Bayerische Landesbank
 Girozentrale (b)  3,500  3,500
 (Chambers Richland Co. Landfill) Series 1997, 3.60%,
 LOC SunTrust Bank, Atlanta (b)  2,000  2,000
 (Drake Molding Corp. Proj.) Series1995, 3.55%,
 LOC First of America Bank, Michigan (b)  5,955  5,955
 (Foundry & Steel & Champion Tooling & Machining)
 Series 1996, 3.60%, LOC Wachovia Bank of
 Georgia, NA (b)  3,500  3,500
 (Keys Printing Co.) 3.60%, LOC Wachovia Bank of
 Georgia, NA (b)  3,800  3,800
 (Mita South Carolina, Inc. Proj.) Series 1997, 3.75%,
 LOC Bank of Tokyo-Mitsubishi Ltd. (b)  2,000  2,000
 (Mohawk Ind. Inc. Proj.):
  Series A, 3.60%,
  LOC First Union Nat'l. Bank of Georgia (b)  1,000  1,000
  Series B, 3.60%,
  LOC First Union Nat'l. Bank of Georgia (b)  2,325  2,325
  Series 1997 B, 3.60%,
  LOC First Union Nat'l. Bank of Georgia (b)  1,200  1,200
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SOUTH CAROLINA - CONTINUED
South Carolina Jobs Econ. Dev. Auth. Rev., VRDN: - continued
 (Paxar Corp. Proj.) Series 1996, 3.60%, LOC Wachovia
 Bank of Georgia, NA (b) $ 6,000 $ 6,000
 (Peace Textile America, Inc.) Series 1992, 3.60%,
 LOC NationsBank, NA (b)  3,000  3,000
 (Titan Wheel Int'l. Proj.) Series1995, 3.60%,
 LOC NationsBank, NA (b)  9,500  9,500
 (Wellman, Inc. Proj.) 3.60%, LOC Wachovia Bank
 of Georgia, NA (b)  7,500  7,500
South Carolina Pub. Serv. Auth. Rev.:
 CP:
  3.40% 3/11/98 (Liquidity Facility Bank of America
  Nat'l. Trust & Savings Assoc. and Bank of Nova Scotia)  10,000
10,000
  3.40% 4/8/98 (Liquidity Facility Bank of America
  Nat'l. Trust & Savings Assoc. and Bank of Nova Scotia) 8,500 8,500 3.55% 7/24/98 (Liquidity Facility Bank of America
  Nat'l. Trust & Savings Assoc. and Bank of Nova Scotia) 8,500 8,500 Participating VRDN, Series 1996, 3.51% (Liquidity Facility
 Citibank, NA) (c)  3,900  3,900
Spartanburg County Tax Exempt Adj. Mode Ind. Dev. Rev.
(Prym-Dritz Corp. Proj.) 3.60%, LOC Wachovia
Bank of Georgia, NA, VRDN (b)  2,600  2,600
Union County Ind. Dev. Auth. Rev. (Federal Paper Board Proj.)
3.60%, LOC Wachovia Bank of Georgia, NA, VRDN (b)  4,000  4,000
  123,330
SOUTH DAKOTA - 1.3%
South Dakota Hsg. Dev. Auth.:
 (Home ownership Mtg.) Bonds:
  Series G, 3.95%, tender 8/13/98 (b)  1,400  1,400
  Series H, 3.95%, tender 8/13/98 (b)  2,000  2,000
 Participating VRDN (c):
  Series PA-119, 3.61% (Liquidity Facility Merrill
  Lynch & Co., Inc.) (b)  6,640  6,640
  Series PT-85, 3.61% (Liquidity Facility Rabobank
  Nederland, COOP Central) (b)  6,480  6,480
 Series 1997 E, 3.65%, LOC Westdeutsche Landesbank
 Girozentrale, VRDN (b)  15,275  15,275
  31,795
TENNESSEE - 4.5%
Chattanooga Ind. Dev. Board (Burner Systems, Inc.) 3.55%
LOC NationsBank, NA, VRDN (b)  1,500  1,500
Claiborne County Ind. Dev. Rev. (Royal Sterilization System)
3.80%, LOC First Tennessee Bank, NA, VRDN (b)  1,900  1,900
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Clarksville Pub. Bldg. Auth. Rev. 3.45%,
LOC NationsBank, NA, VRDN $ 5,000 $ 5,000
Cumberland County Ind. Dev. Board Ind. Dev. Rev.
(Delbar Products, Inc. Proj.) 3.60%,
LOC PNC Bank, NA, VRDN (b)  1,000  1,000
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.55%, LOC NationsBank, NA, VRDN (b)  4,000  4,000
McMinn County Ind. Dev. Board (Southern Ionics, Inc. Proj.)
3.60%, LOC South Trust Bank of Alabama, VRDN (b) 2,400 2,400 Memphis-Shelby County Arpt. Auth., VRDN:
 Series 1996 B-2, 3.55%, LOC First Union Nat'l. Bank of
 North Carolina (b)  14,300  14,300
 Series 1996 B-3, 3.55%, LOC First Union Nat'l. Bank of
 North Carolina (b)  21,000  21,000
Memphis-Shelby County Poll. Cont. Rev. (Birmingham Steel)
Series 1996, 3.60%, LOC PNC Bank,
Kentucky, VRDN (b)  3,200  3,200
Memphis Ctr. Rev. Fin. Corp. (Arbors of Harbor Town Project)
Series 1990, 3.35% (Northwestern Mutual
Guaranteed) VRDN  3,400  3,400
Metropolitan Govt. of Nashville & Davidson County
Participating VRDN, Series SGA-11, 3.50% (Liquidity Facility
Societe Generale) (c)  3,500  3,500
Morristown Ind. Dev. Board (Lakeway Container Inc. Proj.)
Series 1993, 3.80%, LOC First Tennessee
Bank, NA, VRDN (b)  2,200  2,200
Morristown Ind. Dev. Rev. (Boss Automotive Proj.) Series 1993,
3.60%, LOC Bayerische Vereinsbank, AG, VRDN (b)  1,000  1,000
Oak Ridge Ind. Dev. Board Rev. Solid Waste Fac.
(Environmental L.P.) Series 1996, 3.60%,
LOC SunTrust Bank, Atlanta, VRDN (b)  1,200  1,200
Selmer McNairy County Ind. Dev. Rev. (United Stainless Proj.)
3.50%, LOC Bank of America, Illinois, VRDN (b)  1,400  1,400
Shelby County Participating VRDN, Series SGB-21,
3.55% (Liquidity Facility Societe Generale, France) (c) 5,930 5,930 South Pittsburgh Ind. Dev. Board Rev. (Lodge Manufacturing
Proj.) 3.60%, LOC SunTrust Bank, Nashville, NA, VRDN (b) 2,000 2,000 Tennessee Hsg. Dev. Agcy. Participating VRDN (c):
 Series PT-25, 3.61%
 (Liquidity Facility Credit Suisse First Boston) (b) 11,000 11,000 Series PT-59 A, 3.61%
 (Liquidity Facility Credit Suisse First Boston) (b) 8,720 8,720 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Tennessee Hsg. Dev. Agcy. Participating VRDN (c): - continued
 Series PT-59 B, 3.61%
 (Liquidity Facility Credit Suisse First Boston) (b) $ 3,950 $ 3,950 Trenton Ind. Dev. Rev. (Dyersburg Fabrics Inc.) Series 1990,
3.60%, LOC SunTrust Bank, Atlanta, VRDN (b)  2,045  2,045
Volunteer State Student Funding Corp. Student Loan Rev.,
VRDN:
  Series 1988 A-1, 3.50%,
  LOC State Street Bank & Trust Co., Boston (b)  3,000  3,000
  Series 1988 A-2, 3.50%,
  LOC State Street Bank & Trust Co., Boston (b) 1,700 1,700 Williamson County First Mtg. Rev. (Telco, Inc.) Series 1996,
3.60%, LOC NationsBank of Tennessee, VRDN (b)  1,500  1,500
  106,845
TEXAS - 13.6%
Austin Independent School Dist. Variable Rate TRAN
 4.248% 8/31/98 (d)  6,000  6,000
Bell County Ind. Dev. Corp. Ind. Dev. Rev. (Metal Sales
Manufacturing Corp.) 3.55%, LOC Star Bank, VRDN (b) 2,240 2,240 Brazos River Auth. Poll. Cont. Rev.:
 (Texas Util. Elec. Co.) Series 1995 A, 3.70%, LOC Morgan
 Guaranty Trust, NY, VRDN (b)  1,100  1,100
 Rfdg. Bonds (Texas Utils. Elec. Co.) Series 1994 A, CP mode:
  3.55% 3/31/98, LOC Canadian Imperial Bank of
  Commerce (b)  1,000  1,000
  3.85% 4/8/98, LOC Canadian Imperial Bank of
  Commerce (b)  3,000  3,000
Brazos River Harbor Navigation Ind. Dev. Corp. Bonds
(Dow Chemical Corp.) CP mode:
  Series 1986, 3.80% 3/9/98  2,140  2,140
  Series 1988:
   3.80% 3/23/98 (b)  2,000  2,000
   3.55% 3/27/98 (b)  9,480  9,480
   3.55% 4/6/98 (b)  3,150  3,150
  Series 1991, 3.55% 5/22/98  21,000  21,000
  Series 1992:
   3.55% 3/7/98 (b)  4,000  4,000
   3.70% 3/9/98 (b)  6,750  6,750
   3.55% 3/31/98 (b)  5,300  5,300
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.)
Series 1997, 3.60%, LOC SunTrust Bank,
Atlanta, VRDN (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Cleburne Ind. Dev. Rev. (Southwestern Analytical
Chemical Proj.) 3.60%, LOC Nat'l. City Bank,
Cleveland, VRDN (b) $ 1,875 $ 1,875
Coastal Wtr. Auth of Texas Wtr. Conveyance Sys.
Participating VRDN, 3.56% (Liquidity Facility Caisse des
Depots et Consignations) (c)  5,980  5,980
Denton Util. Sys. Participating VRDN, Series SG-32,
3.50% (Liquidity Facility Societe Generale) (c)  7,000  7,000
El Paso Ind. Dev. Auth. (Camden Wire Co. Inc.) Series 1996,
3.85%, LOC NationsBank, NA, VRDN (b)  1,200  1,200
Fort Worth Wtr. & Swr. Sys. Series A, 3.90% 3/12/98, CP  2,000  2,000
Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 3.55%, LOC Bank One, Texas, VRDN (b)  2,700  2,700
Goose Creek Consolidated Independent School Dist.
Variable Rate TRAN 4.248% 8/28/98 (d)  3,267  3,267
Grand Prairie Ind. Dev. Auth. Rev. (Precision/API
Ketema Proj.) Series 1996, 3.75%, LOC Marine Midland
Bank, NA, VRDN (b)  1,000  1,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Bonds:
 Rfdg:
 Series 1992 A, 3.90%, tender 9/1/98, LOC Student Loan
  Marketing Association  4,300  4,300
  Series 1992 B, 3.95%, tender 9/1/98, LOC Student Loan
  Marketing Association (b)  2,200  2,200
  Series 1996 A, 3.70%, tender 3/1/98, LOC Student Loan
  Marketing Association (b)  7,200  7,200
 Series 1993 B:
  3.70%, tender 2/1/99, LOC Student Loan
  Marketing Association (b)  24,000  24,000
  4.05%, tender 6/1/98, LOC Student Loan
  Marketing Association (b)  7,000  7,000
Gulf Coast Ind. Dev. Auth. (Valero Manufacturing Co.)
Series 1997 3.55%, LOC Bank of Montreal, VRDN (b)  9,000  9,000
Gulf Coast Waste Disp. Auth. Envir. Facs. Rev.
Series 1998, 3.70%, VRDN  2,500  2,500
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (AMOCO
Oil Co.) Series 1993, 3.70%, VRDN (b)  1,500  1,500
Harlingen Ind. Dev. Auth (Gibbs-Texas Die Casting) 3.60%,
LOC Harris Trust & Savings Bank of Chicago, VRDN (b) 3,500 3,500 Harris County Health Facs Rev.
 (Sisters of Charity Incarnate Word):
 Bonds Series 1997A, 3.60% 6/8/98
  (BPA Toronto-Dominion Bank) CP mode  5,400  5,400
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Harris County Health Facs Rev.
(Sisters of Charity Incarnate Word): - continued
  Series 1997 C, 3.50%
  (BPA Credit Suisse First Boston) VRDN $ 2,000 $ 2,000
Harris County Hsg. Fin. Corp. (The Mills Apts. Proj.) 3.50%
(Fannie Mae Guaranteed) VRDN (b)  9,575  9,575
Houston Participating VRDN, Series SG-28, 3.50% (Liquidity
Facility Societe Generale) (c)  4,630  4,630
Houston Gen. Oblig. TRAN:
 Series 1997 A, 4.118% 4/15/98 (d)  1,350  1,350
 Series 1997 A-1, 4.126% 4/15/98 (d)  3,510  3,510
Houston Wtr. & Swr. Sys.:
 Bonds Series A, 3.25% 4/6/98 (Liquidity Facility Credit Suisse
 First Bank and Westdeutsche Landesbank Girozentrale) CP 3,800 3,800 Participating VRDN (c):
  Series 1998, 3.65% (Liquidity Facility Bank
  of New York, NA)  9,530  9,530
  Series SG-24, 3.55% (Liquidity Facility Societe
  Generale)  1,140  1,140
Matagorda County Navigation Dist #1 Participating VRDN (c):
 Series 1989 C, 3.56% (Liquidity Facility Caisse des
 Depots et Consignations)  80  80
 Series 1989 D, 3.61% (Liquidity Facility
 Caisse des Depots et Consignations) (b)  3,440  3,440
Mineral Wells Ind. Dev. Corp. (Electronic Interconnects)
Series 1997, 3.50%, LOC NBD Bank, NA
Detroit, VRDN (b)  2,900  2,900
North Texas Higher Ed. Student Loan Rev.,
Series 1991 C, 3.55% (AMBAC Insured) (BPA Student Loan
Marketing Association) VRDN (b)  6,500  6,500
North Texas Tollway Auth. Participating VRDN, Series 1997 A,
3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)  14,710
14,710
Panhandle Plains Higher Ed. Auth. Student Loan Rev.,
Series 1993 A, 3.50%, LOC Student Loan
Marketing Association, VRDN (b)  1,000  1,000
Plano Health Facs. Dev. Corp. Hosp. Rev. Bonds
(Childrens & Presbyterian Health Care Centers)
3.65% 6/9/98 (MBIA Insured)
(BPA Texas Commerce Bank, Houston) CP mode  2,000  2,000
Port Arthur Navigational Dist. Poll. Cont. Rev. (Star
Enterprise Proj.) Series 1994, 3.55%, LOC Bank
of Montreal, VRDN (b)  3,500  3,500
Port Corpus Christi Ind. Dev. Corp., VRDN:
 (Coastal Refining & Marketing Co.) Series 1997, 3.55%,
 LOC Banque Nat'l. de Paris (b)  7,000  7,000
 (Valero Refining & Marketing Co.) 3.70%, LOC Bank
 of Montreal (b)  1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Port Corpus Christi Waste Rev. (Coastal Refining & Marketing)
3.75%, LOC Banque Nat'l. de Paris, VRDN (b) $ 2,700 $ 2,700
Port Neches-Groves Independent School Dist. Variable Rate
TRAN 4.248% 8/31/98 (d)  4,000  4,000
San Antonio Elec. & Gas Sys. Rev.:
 Bonds, Series A, CP:
  3.60% 4/6/98  3,200  3,200
  3.40% 4/17/98  1,500  1,500
 Participating VRDN, Series 1997 (c):
  3.55% (Liquidity Facility Societe Generale)  8,000  8,000
  3.55% (Liquidity Facility Societe Generale)  8,420  8,420
San Antonio Wtr. Rev. Participating VRDN, Series 1996,
3.56% (Liquidity Facility Citibank, NA) (c)  4,000  4,000
San Marcos Ind. Dev. Corp. Ind. Dev. Rev. (Butler
Manufacturing Co.) Series 1995, 3.39%, LOC
NationsBank of Texas, VRDN (b)  3,250  3,250
South Texas Higher Ed. Auth. Student Loan Rev. Series 1997,
3.65% (MBIA Insured) (BPA Student Loan
Marketing Association) VRDN (b)  5,200  5,200
Sunbelt Ind. Dev. Corp. Rev. (Fort Dearborn Lithograph)
3.75%, LOC NBD Bank, Michigan, VRDN (b)  3,600  3,600
Terrel Ind. Dev. Auth. (Consolidated Systems)
3.60%, LOC Wachovia Bank of Georgia, NA, VRDN (b)  1,800  1,800
Texas A&M Univ. Sys. Participating VRDN, Series SG-21,
3.50% (Liquidity Facility Societe Generale) (c)  1,600  1,600
Texas Association of School Boards TRAN Series 1997,
4.30% 8/31/98  6,058  6,059
Texas Gen. Oblig. TAN 4.75% 8/31/98  4,700  4,720
Texas Muni. Pwr. Agcy. Rev. Bonds 3.50% 4/14/98
(Liquidity Facility Bank Of America Nat'l. Trust & Savings
Assoc. and Canadian Imperial Bank of Commerce, CP 11,100 11,100 Texas Pub. Fin. Auth. Participating VRDN, Series 1996-CB2,
3.55% (Liquidity Facility Chase Manhattan Bank) (c) 3,000 3,000 Univ. of Texas Rev. Bonds (Univ. Fund) Series A,
3.80% 4/9/98, CP mode  7,300  7,300
Univ. of Texas Rev. Fin. Sys. Bonds 3.80% 4/9/98, CP 4,300 4,300 Waxahachie Ind. Dev. Auth. (Rock-Tenn Converting Co. Proj.)
Series 1986, 3.35%, LOC SunTrust Bank, Atlanta, VRDN (b) 3,850 3,850 White Settlement Ind. Dev. Corp. (Spl. Proj.
Manufacturing Co.) 3.55%, LOC Texas Commerce
Bank, Houston, VRDN (b)  1,200  1,200
  326,246
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UTAH - 2.1%
Intermountain Pwr. Agcy. Rev. Bonds:
 CP:
 Series 1997 B, 3.60% 3/12/98
  (Liquidity Facility Bank of America Nat'l. Trust &
   Savings Assoc. and Bank of Nova Scotia) $ 20,500 $ 20,500
  Series 1997 B, 3.60% 4/7/98
  (Liquidity Facility Bank of America Nat'l. Trust & Savings
  Assoc. and Bank of Nova Scotia)  4,000  4,000
  Series E, 3.65% 3/5/98
  (Liquidity Facility Bank of America Nat'l. Trust & Savings
  Assoc. and Bank of Nova Scotia)  5,300  5,300
 Rfdg, CP Mode:
 Series 1985 E-2, 3.35% 3/12/98,
  LOC Swiss Bank Corp.  4,400  4,400
  Series 1997 B, 3.50% 4/6/98,
  LOC Bank of America Nat'l. Trust & Savings Assoc.  5,300  5,300
Salt Lake City Arpt. Rev., Series 1996 A, 3.45%,
LOC Union Bank of Switzerland, VRDN (b)  3,100  3,100
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83,
3.55% (Liquidity Facility Societe Generale) (c)  1,350  1,350
Utah Hsg. Fin. Agcy. Participating VRDN, Series PT-84B,
3.61% (Liquidity Facility Rabobank Nederland,
COOP Central) (b)(c)  1,890  1,890
Utah Hsg. Fin. Agcy. Single-Family Mtg. Bonds,
Participating VRDN, Series PT-84A, 3.61% (Liquidity
Facility Rabobank Nederland, COOP Central) (b)(c)  3,085  3,085
  48,925
VERMONT - 0.3%
Vermont Econ. Dev. Auth. (Huber and Suhner Proj.) 3.70%,
LOC Key Bank, NA, VRDN  1,580  1,580
Vermont Hsg. Fin. Agcy. Participating VRDN,
Series 2, 3.61% (Liquidity Facility Bayerische
Hypotheken-und Wechsel Bank) (b)(c)  6,535  6,535
  8,115
VIRGINIA - 3.5%
Amelia County Facs. Rev. (Chambers Waste Sys. Proj.),
3.50%, LOC Morgan Guaranty Trust, NY, VRDN (b)  4,400  4,400
Botetourt County Ind. Dev. Auth. (VA Forge Co. Proj.)
Series 1996, 3.55%, LOC Harris Trust & Savings
Bank of Chicago, VRDN (b)  1,800  1,800
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia
Elec. Pwr. Co.) Series 1985, 3.90% 3/9/98, CP mode  1,100  1,100
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.) CP mode:
  Series 1987 C, 3.65% 7/17/98 $ 1,000 $ 1,000
  Series B:
   3.60% 3/12/98  1,830  1,830
   3.55% 3/31/98  1,300  1,300
   3.85% 4/9/98  2,600  2,600
Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series 1996, 3.55%,
LOC NationsBank, NA, VRDN (b)  5,150  5,150
Greensville County Ind. Dev. Auth. (Beach Mold & Tool
Virginia, Inc.) VRDN:
  Series 1996 A, 3.60%, LOC Fifth Third Bank (b)  2,420  2,420
  Series 1996 B, 3.60%, LOC Fifth Third Bank (b)  2,650  2,650
  3.60%, LOC Fifth Third Bank (b)  1,200  1,200
Halifax County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Co. Proj.) Series 1992, CP mode:
  3.95% 3/9/98 (b)  20,000  20,000
  3.65% 6/12/98 (b)  13,100  13,100
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec.
Pwr. Co. Proj.) Series 1985, CP mode:
  3.55% 3/31/98 (BPA Bank of New York, NA)  1,000  1,000
  3.80% 3/31/98 (BPA Bank of New York, NA)  2,300  2,300
Mecklenburg County Ind. Dev. Auth. Rev. (American Bldgs.
Co. Proj.) 3.60%, LOC LaSalle Nat'l. Bank, Inc., VRDN (b)  5,740
5,740
Peninsula Port Auth. of Virginia (Zeigler Coal Proj.)
Series 1997, 3.70%, LOC Bank of America Nat'l.
Trust & Savings, VRDN (b)  4,700  4,700
Prince William County Ind. Dev. Auth. Poll. Cont. Rev.
(Virginia Elec. Pwr. Co. Proj.) 3.50% 7/17/98, CP mode  1,100  1,100
Smyth County Ind. Dev. Auth. Ind. Dev. Rev. (Summit
Dimension Properties Proj.) Series 1995, VRDN:
  3.60%, LOC Wachovia Bank of Georgia, NA (b)  2,900  2,900
  3.60%, LOC Wachovia Bank of Georgia, NA (b)  2,000  2,000
Virginia Beach Dev. Auth. Rfdg. Rev.
(Ocean Ranch Motel Corp. Proj.)
Series 1993, 3.55%, LOC NationsBank, NA, VRDN  2,000  2,000
Virginia Instrumentality Notes Series 1997,
3.60% 4/8/98, CP  3,000  3,000
  83,290
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WASHINGTON - 3.6%
Chelan County Pub. Utils. Dist. #1 Participating VRDN,
3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c) $ 3,200 $
3,200
Grays Harbor Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.) 3.60%, VRDN (b)  9,650  9,650
King County Ltd. Tax Participating VRDN,
Series SG-19, 3.50% (Liquidity Facility Societe
Generale) (c)  5,060  5,060
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.)
3.60%, LOC Wells Fargo Bank, NA, VRDN (b)  3,000  3,000
Pilchuck Dev. Pub. Corp. (Romac Ind.) 3.80%,
LOC Union Bank of California, VRDN (b)  2,750  2,750
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev.
(Weyerhauser Co. Proj.) Series 1993, 3.55%, VRDN  22,400  22,400
Port of Grays Harbor Solid Waste Fac. Rev. (Pacific Veneer, Weyerhauser Co.) Series 1993, 3.60%, VRDN (b) 2,365 2,365
Seattle Ltd. Tax Participating VRDN,
Series SG-12, 3.55% (Liquidity Facility Societe
Generale) (c)  2,600  2,600
Washington Econ. Dev. Auth. Fin. Auth.
(Hunter Douglas Proj.) Series 1997 A,
 3.60%, LOC ABN-AMRO Bank, VRDN (b)  1,300  1,300
Washington Participating VRDN (c):
 Series 195, 3.50% (Liquidity Facility Bankers Trust Co.)  1,400
1,400
 Series SG-9, 3.55% (Liquidity Facility Societe Generale)  5,000
5,000
 Series SG-11, 3.55% (Liquidity Facility Societe Generale)  3,595
3,595
 Series SG-35, 3.50% (Liquidity Facility Societe Generale)  8,990
8,990
Washington Hsg. Fin. Commission Single Family Rev. Bonds
Series 1997 5A-5, 3.90%, tender 12/15/98,
LOC Bayerische Landesbank Girozentrale (b)  2,700  2,700
Washington Hsg. Fin. Commission Single Family Mtg.
Participating VRDN, Series PT-86, 3.61% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)  2,650  2,650
Washington Hsg. Fin. Commission Participating VRDN (c):
 Series 1996, 3.79% (Liquidity Facility Citibank, NA) (b)  2,700
2,700
 Series 1997 D, 3.60% (Liquidity Facility CoreStates
 Bank) (b)  4,505  4,505
Washington Pub. Pwr. Supply Sys. Participating VRDN,
Series BT-61, 3.65% (Liquidity Facility Automatic Data
Processing, Inc.) (c)  1,500  1,500
Washington Student Loan Fin. Association Rev., Series 1988 A,
3.40%, LOC Nat'l. Westminster Bank, VRDN (b)  1,300  1,300
  86,665
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WEST VIRGINIA - 1.3%
Grant County Poll. Cont. Rev. Bonds (Vepco Proj.)
Series 1986, 3.95% 3/9/98, CP mode (b) $ 7,400 $ 7,400
Grant County Solid Waste Disp. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.) Series 1996,
3.60% 4/9/98, CP mode (b)  1,800  1,800
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.) Series 1990 A, 3.55%,
LOC Nat'l. Westminster Bank, PLC, VRDN (b)  8,400  8,400
West Virginia Pub. Energy Auth. Rev. Bonds
(Morgantown Energy Association), CP mode:
  3.90% 3/9/98, LOC Swiss Bank Corp. (b)  5,000  5,000
  3.55% 3/31/98, LOC Swiss Bank Corp. (b)  1,000  1,000
  3.60% 5/15/98, LOC Swiss Bank Corp. (b)  6,650  6,650
  30,250
WISCONSIN - 3.3%
Appleton Ind. Dev. Rev. (Pensar Corp. Proj.) Series 1993,
3.55%, LOC Bank One, Wisconsin, VRDN (b)  720  720
Ashwaubenon Ind. Dev. Rev. (Tufco Proj.) Series 1992,
3.55%, LOC Bank One, Wisconsin, VRDN (b)  1,750  1,750
Butler Ind. Dev. Rev. (Western States Envelope Co.) Series 1996, 3.65%, LOC Firstar Bank of Milwaukee, VRDN (b) 3,150 3,150
Eau Claire Solid Waste. Disp. Rev. (Pope & Talbot Proj.)
Series 1994, 3.60%, LOC Wachovia Bank of
Georgia, NA, VRDN (b)  4,000  4,000
Eau Claire Area School Dist. TRAN 4.10% 9/28/98  4,900  4,905
Elkhorn Area School Dist. BAN 4.25% 4/1/98  515  515
Hartford Comm. Dev. Auth. Ind. Dev. Rev.
(TNT/Larpen Supply Proj.) 3.55%,
LOC Bank One, Wisconsin, VRDN (b)  2,400  2,400
Jefferson Ind. Dev. Rev. (Generac Corp. Proj.)
Series 1994, 3.75%, LOC NBD Bank, NA, VRDN (b)  7,000  7,000
Merrill Ind. Dev. Rev. (C&H Packaging Co. Inc.) Series 1996,
3.65%, LOC Firstar Bank of Milwaukee, VRDN (b)  945  945
Milwaukee School Dist. RAN 4.25% 8/27/98  9,300  9,317
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 3.60%,
LOC Firstar Bank of Milwaukee, VRDN (b)  2,000  2,000
Platteville Ind. Dev. Auth. Rev. (Woodward Communications)
3.55%, LOC Harris Trust & Savings Bank of
Chicago, VRDN (b)  1,550  1,550
Raymond Ind. Dev. Rev. (Richard S. Werner, Inc. Proj.)
Series 1996, 3.55%, LOC Bank One, Wisconsin, VRDN (b) 2,440 2,440 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WISCONSIN - CONTINUED
Rhinelander Ind. Dev. Rev., VRDN:
 (American Plastics Co. Inc. Proj.) Series 1996, 3.65%,
 LOC Firstar Bank of Milwaukee (b) $ 3,500 $ 3,500
 (Red Arrow Prod. Co., Inc.) Series 1994, 3.55%,
 LOC Bank One, Wisconsin (b)  5,600  5,600
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996,
3.65%, LOC Firstar Bank of Milwaukee, VRDN (b) 1,100 1,100 Sturtevant Ind. Dev. Rev. (Quadra, Inc. Proj.) 3.55%,
LOC Bank One, Wisconsin, VRDN (b)  1,300  1,300
Village of Pleasant Prairie (Muskie Enterprises Inc. Proj.)
Series 1995, 3.55%, LOC Harris Trust & Savings Bank of
Chicago, VRDN (b)  3,600  3,600
Village of Prentice Ind. Dev. Rev. (Blount Proj.)
Series 1994, 3.60%, LOC NationsBank, NA, VRDN (b) 1,200 1,200 Wisconsin Participating VRDN (c):
Series 1992, 3.50% (Liquidity Facility Bankers Trust Co.)  3,175
3,175
 Series 1994, 3.66% (Liquidity Facility Citibank, NA) (b)  9,000
9,000
Wisconsin Health & Ed. Facs. Auth. Health Facs Rev., VRDN:
 (Felician Svc., Inc.) 3.50% (AMBAC Insured)
 (BPA First Nat'l. Bank of Chicago)  7,800  7,800
 (SSM Healthcare Proj.) Series 1990A, 3.40%,
 LOC Credit Suisse First Boston  2,800  2,800
  79,767
WYOMING - 0.2%
Wyoming Commty. Dev. Auth. Hsg. Rev. Participating VRDN
Series 1997, 3.51% (Liquidity Facility Bayerische
Hypotheken-und Wechsel Bank) (c)  2,420  2,420
Wyoming Gen. Oblig. TRAN Series 1997, 4.25% 6/26/98  2,100  2,103
  4,523
MULTIPLE STATES - 1.7%
Clipper Participating VRDN, Series 1995-1, 3.61% (Liquidity
Facility State Street Bank & Trust Co., Boston) (b)(c) 31,345 31,345 Southeast Hsg. Fin. Corp. Participating VRDN, Series 1991 C,
3.66% (Liquidity Facility Bank One) (b)(c)  4,880  4,880
Stephens Equity Trust #3 Participating VRDN, Series 1996,
3.66%, LOC Bayerische Hypotheken-und Wechsel Bank (c)  5,299  5,299
  41,524
TOTAL INVESTMENTS - 100%  $  2,390,827
Total Cost for Income Tax Purposes  $  2,390,827
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1.The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2.Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3.Provides evidence of ownership in one or more underlying bonds. Security collateralized by an amount sufficient to pay interest and principal.
4.Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Austin Independent School
 Dist. Varable Rate TRAN
 4.248% 8/31/98: 11/10/97 $ 1,680
  11/19/97 $ 3,120
  12/2/97 $ 1,200
Goose Creek Consolidated
 Independent School Dist.
 Variable Rate TRAN
 4.248% 8/28/98: 11/12/97 $ 1,350
  12/10/97 $ 1,917
Houston Gen. Oblig. TRAN:
 Series 1997 A,
  4.118% 4/15/98 10/29/97 $ 1,350
 Series 1997 A-1,
  4.126% 4/15/98 11/5/97 $ 3,510
Port Neches-Groves
 Independent School Dist.
 Varible Rate TRAN,
 4.248% 8/31/98 11/12/97 $ 4,000
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $213,000 of which $1,000, $1,000, $46,000, $26,000,
$125,000 and $14,000 will expire on August 31, 1999, 2001, 2002, 2003,
2004 and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

(EXCEPT PER-SHARE AMOUNT) FEBRUARY 28, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                               $ 2,390,827
ACCOMPANYING SCHEDULE

CASH                                                                    903

RECEIVABLE FOR INVESTMENTS SOLD                                         15

INTEREST RECEIVABLE                                                     16,393

 TOTAL ASSETS                                                           2,408,138

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 20,997

DISTRIBUTIONS PAYABLE                                        196

ACCRUED MANAGEMENT FEE                                       722

OTHER PAYABLES AND ACCRUED EXPENSES                          25

 TOTAL LIABILITIES                                                      21,940

NET ASSETS                                                             $ 2,386,198

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 2,386,503

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (305)

NET ASSETS, FOR 2,386,501 SHARES OUTSTANDING                           $ 2,386,198

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($2,386,198 (DIVIDED BY) 2,386,501 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

INTEREST INCOME                                                    $ 43,166


EXPENSES

MANAGEMENT FEE                                          $ 5,701

NON-INTERESTED TRUSTEES' COMPENSATION                    5

 TOTAL EXPENSES BEFORE REDUCTIONS                        5,706

 EXPENSE REDUCTIONS                                      (1,203)    4,503

NET INTEREST INCOME                                                 38,663

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             18

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 38,681

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED    YEAR ENDED
                                                           FEBRUARY 28, 1998   AUGUST 31,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 38,663            $ 80,260
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   18                  (125)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            38,681              80,135
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (38,663)            (80,260)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    1,768,968           3,317,997
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     37,585              77,871

 COST OF SHARES REDEEMED                                    (1,749,490)         (3,446,433)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           57,063              (50,565)
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   57,081              (50,690)

NET ASSETS

 BEGINNING OF PERIOD                                        2,329,117           2,379,807

 END OF PERIOD                                             $ 2,386,198         $ 2,329,117


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED AUGUST 31,
      FEBRUARY 28, 1998

      (UNAUDITED)   1997   1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                     .017         .033      .034      .035      .025      .026
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST              (.017)       (.033)    (.034)    (.035)    (.025)    (.026)
 INCOME

NET ASSET VALUE,               $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B, C               1.69%        3.38%     3.41%     3.59%     2.50%     2.66%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS,                    $ 2,386      $ 2,329   $ 2,380   $ 2,206   $ 2,288   $ 1,696
END OF PERIOD
(IN MILLIONS)

RATIO OF EXPENSES               .40% A, D    .40% D    .40% D    .40% D    .33% D    .27% D
TO AVERAGE NET
ASSETS

RATIO OF EXPENSES               .39% A, E    .40%      .39% E    .40%      .33%      .27%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                    3.39% A      3.33%     3.36%     3.53%     2.48%     2.61%
INTEREST INCOME
TO AVERAGE NET
ASSETS


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company, organized as a Deleware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $18,127,000 or 0.8% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $11,000 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR.
The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $1,141,000.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $62,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Diane M. McLaughlin, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
  and
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

DAILY INCOME
TRUST
SEMIANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS


PRESIDENT'S MESSAGE    3     NED JOHNSON ON INVESTING STRATEGIES.


PERFORMANCE            4     HOW THE FUND HAS DONE OVER TIME.

FUND TALK              6     THE MANAGER'S REVIEW OF FUND
                             PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     8     A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                             INVESTMENTS OVER THE PAST SIX MONTHS AND
                             ONE YEAR.

INVESTMENTS            9     A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS   16    STATEMENTS OF ASSETS AND LIABILITIES,
                             OPERATIONS, AND CHANGES IN NET ASSETS,
                             AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  20    NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first two months of 1998, investors were still trying to discern what effects ongoing troubles in Southeast Asia might have on global economies and markets. The U.S. stock market continued to do well despite these ongoing uncertainties, paced by sustained corporate profits and signs of recovery in the Asian markets. Bonds, on the other hand, struggled somewhat in February as the pace of stock investors' "flight to quality" slowed in the face of this positive news, and issuers flooded the market with new debt to take advantage of lower interest rates. Nonetheless, these lower rates, subdued inflation and moderate growth created a generally favorable climate for bond investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998          PAST 6    PAST 1   PAST 5   PAST 10
                                         MONTHS    YEAR     YEARS    YEARS

FIDELITY DAILY INCOME TRUST              2.62%     5.32%    25.32%   71.98%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE   2.54%     5.14%    24.44%   69.99%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all-taxable money market funds average which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 886 money market funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED FEBRUARY 28, 1998                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

FIDELITY DAILY INCOME TRUST                    5.32%    4.62%    5.57%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE         5.14%    4.47%    5.44%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              3/3/98    12/2/97   9/2/97   6/3/97    2/25/97



                              5.21%     5.26%     5.26%    5.24%     4.98%
FIDELITY DAILY INCOME TRUST



ALL TAXABLE MONEY             5.07%     5.09%     5.04%    5.02%     4.80%
 MARKET FUNDS AVERAGE



                              2/25/98   12/3/97   9/3/97   5/28/97   2/26/97



                              2.58%     2.62%     2.67%    2.66%     2.63%
MMDA




Row: 1, Col: 1, Value: 5.21
Row: 1, Col: 2, Value: 5.07
Row: 1, Col: 3, Value: 2.58
Row: 2, Col: 1, Value: 5.26
Row: 2, Col: 2, Value: 5.09
Row: 2, Col: 3, Value: 2.62
Row: 3, Col: 1, Value: 5.26
Row: 3, Col: 2, Value: 5.04
Row: 3, Col: 3, Value: 2.67
Row: 4, Col: 1, Value: 5.24
Row: 4, Col: 2, Value: 5.02
Row: 4, Col: 3, Value: 2.66
Row: 5, Col: 1, Value: 4.98
Row: 5, Col: 2, Value: 4.84
Row: 5, Col: 3, Value: 2.63
Fidelity Daily
Income Trust
All Taxable
Money Market
Funds Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: John Todd became Portfolio Manager of Fidelity Daily Income Trust on November 10, 1997.
Q. JOHN, WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST
SIX MONTHS?
A. During 1997, the markets experienced dramatic swings in expectations. During the first and second quarters, the yield curve steepened dramatically - meaning long-term interest rates became much higher than short-term rates - as the market expected a classic Federal Reserve Board response to a robust economy. Specifically, the steep yield curve priced in the prospect of several successive interest-rate increases by the Fed, which would be intended to cool the economy and head off inflation. However, by about mid-year when the six-month period began, market rate expectations adjusted downward with the gradual, though erratic, acceptance of a new paradigm, which illustrated that the U.S. can experience rapid growth without rekindling inflation. But just when market observers began to expect this stable interest-rate environment, news of currency crises and bank failures in several Southeast Asian countries emerged. The general fear that the localized financial turmoil in Asia would spread globally caused a major sell-off in global equity markets in late October. Consequently, rates generally fell and the prospects of further interest- rate increases were priced out of the market.
Q. WHAT HAPPENED NEXT?
A. Talk of an interest-rate cut actually began to circulate, as fears of a slowdown in U.S. exports emerged following the drastic cheapening of Asian goods. This sentiment prevailed until the end of February 1998, when Fed Chairman Alan Greenspan said the risks were balanced - meaning the strong economy and tight labor market, along with the global effects of the Asian financial crisis, created a state of equilibrium. Greenspan's comments disposed of the notion of lower interest rates and left a reality of steady monetary policy in the near future.
Q. WHAT WAS YOUR STRATEGY?
A. Throughout the period, I continued to purchase variable-rate securities to take advantage of the attractive yields they were offering and combined them with nine-month and one-year fixed-rate securities. At the beginning of the period, the fund's average maturity was 58 days. As the yield curve flattened - meaning little difference existed between short-term and longer-term rates - I shortened the fund's maturity by investing in one-month and two-month securities because the longer-term securities didn't offer enough yield to warrant investing in them. When short-term rates started to fall early in 1998, I purchased longer-term securities to lock in the more attractive rates they offered. This combination strategy left the fund's average maturity at 59 days at the end of the period.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on February 28, 1998, was 5.21%, compared to 5.26% six months ago. For the six months that ended February 28, 1998, the fund had a total return of 2.62%, compared to 2.54% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe that we will see a continuance of stable interest rates throughout the first half of 1998. However, when all is said and done, I think the net effect of Asia's financial difficulties on the overall U.S. economy will likely be less than feared. As such, a prolonged tight labor market should emerge as the stronger of the two factors in influencing monetary policy. Consequently, I expect market sentiment will shift back toward expectations of higher interest rates later in 1998.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: TO PROVIDE CURRENT
INCOME WHILE MAINTAINING A
STABLE $1.00 SHARE PRICE BY
INVESTING IN HIGH-QUALITY, SHORT-
TERM MONEY MARKET SECURITIES
FUND NUMBER: 031
TRADING SYMBOL: FDTXX
START DATE: MAY 31, 1974
SIZE: AS OF FEBRUARY 28,
1998, MORE THAN $2.5 BILLION
MANAGER: JOHN TODD, SINCE
NOVEMBER 1997; MANAGER,
FIDELITY CASH RESERVES, SINCE
1997; SPARTAN MONEY MARKET
FUND, SINCE 1989; FIDELITY
SELECT MONEY MARKET PORTFOLIO,
SINCE 1991; SHORT-TERM AND
MONEY MARKET INVESTMENTS FOR
THE FIDELITY ASSET MANAGER
FUNDS, SINCE 1996; JOINED
FIDELITY IN 1981
(CHECKMARK)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            2/28/98            8/31/97            2/28/97

  0 - 30    57                 43                 41

 31 - 90    24                 42                 37

 91 - 180   10                 9                  18

181 - 397   9                  6                  4

WEIGHTED AVERAGE MATURITY
                              2/28/98   8/31/97   2/28/97

FIDELITY DAILY INCOME TRUST   59 DAYS   58 DAYS   63 DAYS

ALL TAXABLE MONEY
MARKET FUNDS AVERAGE*         56 DAYS   54 DAYS   53 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1998 AS OF AUGUST 31, 1997
Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 27.0
Row: 1, Col: 6, Value: 25.8
Commercial paper 53%
Bank CDs, BAs,
TDs, and notes 40%
Government
securities 6%
Other  1%

Commercial paper 52%
Bank CDs, BAs,
TDs, and notes 44%
Government
securities 2%
Other  2%

Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 6.0
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 48.4
*SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CERTIFICATES OF DEPOSIT - 10.6%
  DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
  DATE TIME OF PURCHASE (000S) (000S)
Chase Manhattan Bank (USA) Delaware
 4/6/98 5.65% $ 30,000 $ 30,000
 4/6/98 5.71  10,000  9,999
First National Bank of Chicago
 3/3/99 5.70  40,000  39,971
Fleet National Bank
 6/10/98 5.53  73,000  73,000
Harris Trust & Savings Bank, Chicago
 3/3/98 5.51  25,000  25,000
Mellon Bank, NA, Pittsburgh
 3/2/98 5.80  10,000  10,000
Morgan Guaranty Trust Co., NY
 3/19/98 5.95  20,000  20,000
NationsBank, NA
 2/10/99 5.60  15,000  14,983
SunTrust Bank, Atlanta
 5/6/98 5.52  20,000  19,999
Wachovia Bank, NA
 9/17/98 5.56 (a)  25,000  24,980
TOTAL CERTIFICATES OF DEPOSIT   267,932
COMMERCIAL PAPER - 52.4%
Associates Corp. of North America
 3/10/98 5.53  20,000  19,938
 3/20/98 5.83  25,000  24,928
 5/20/98 5.53  35,000  34,575
Bank of New York, Inc.
 3/30/98 5.84  7,000  6,969
Bear Stearns Cos., Inc.
 3/23/98 5.84  15,000  14,936
 3/25/98 5.53  10,000  9,965
 3/25/98 5.84  5,000  4,982
 5/8/98 5.55  10,000  9,897
Bell Atlantic Financial Services, Inc.
 3/11/98 5.53  5,000  4,993
 3/12/98 5.53  15,000  14,977
Beneficial Corp.
 3/18/98 5.55  10,000  9,976
 3/18/98 5.83  15,000  14,962
 3/23/98 5.83  10,000  9,966
 5/13/98 5.52  27,000  26,707
 5/18/98 5.55  15,000  14,825
CIESCO, L..P.
 3/18/98 5.52  10,000  9,976
 3/19/98 5.53  9,075  9,051
COMMERCIAL PAPER - CONTINUED
  DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
  DATE TIME OF PURCHASE (000S) (000S)
CIT Group, Inc.
 5/26/98 5.65% $ 15,000 $ 14,804
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 3/2/98 5.70  15,000  14,998
 3/11/98 5.52  5,000  4,993
 5/15/98 5.54  10,000  9,888
Commercial Credit Group, Inc.
 5/26/98 5.57  15,000  14,806
CoreStates Capital Corp.
 3/2/98 5.58 (a)  7,000  7,000
 7/13/98 5.57 (a)  15,000  15,000
Enterprise Funding Corp.
 3/6/98 5.92  8,000  7,995
 3/13/98 5.55  5,000  4,992
 3/19/98 5.63  3,000  2,992
 3/23/98 5.85  7,103  7,079
 3/30/98 5.87  20,000  19,910
 4/15/98 5.55  5,000  4,966
Ford Motor Credit Co.
 3/4/98 5.80  20,000  19,994
 3/5/98 5.51  50,000  49,977
 5/11/98 5.53  20,000  19,788
GTE Corp.
 3/5/98 5.63  5,000  4,998
 3/19/98 5.70  10,000  9,973
 3/26/98 5.60  3,000  2,989
General Electric Capital Corp.
 3/10/98 5.71  30,000  29,963
 3/16/98 5.53  50,000  49,893
 3/16/98 5.70  5,000  4,989
 3/18/98 5.53  10,000  9,976
 6/4/98 5.51  20,000  19,718
 8/6/98 5.54  10,000  9,765
General Electric Capital Services Inc.
 3/18/98 5.68  25,000  24,939
 3/27/98 5.82  10,000  9,960
 4/27/98 5.73  15,000  14,870
General Electric Co.
 3/16/98 5.53  15,000  14,968
 3/18/98 5.53  5,000  4,988
 3/24/98 5.68  15,000  14,949
 3/27/98 5.80  10,000  9,960
 4/30/98 5.53  15,000  14,863
 6/4/98 5.50  15,000  14,789
General Motors Acceptance Corp.
 3/6/98 5.87  30,000  29,981
 3/9/98 5.76  24,000  23,974
 3/9/98 5.84  14,000  13,984
COMMERCIAL PAPER - CONTINUED
  DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
  DATE TIME OF PURCHASE (000S) (000S)
General Motors Acceptance Corp. - continued
 5/27/98 5.57% $ 25,000 $ 24,673
 5/28/98 5.57  25,000  24,669
Goldman Sachs Group, L.P.
 4/13/98 5.69  40,000  39,739
Household Finance Corp.
 3/4/98 5.53  7,000  6,998
John Deere Capital Corp.
 3/11/98 5.53  25,000  24,966
 3/12/98 5.54  25,000  24,962
Kitty Hawk Funding Corp.
 3/2/98 5.83  5,000  4,999
Merrill Lynch & Co., Inc.
 3/9/98 5.54  5,000  4,995
 5/26/98 5.59  35,000  34,545
Monsanto Co.
 3/20/98 5.70  10,000  9,971
 7/9/98 5.51  8,000  7,844
 8/13/98 5.53  15,000  14,612
 8/17/98 5.53  7,000  6,804
 8/18/98 5.56  6,000  5,847
Morgan Stanley, Dean Witter, Discover & Co.
 3/3/98 5.80  25,000  24,996
 3/31/98 5.85  5,000  4,977
New Center Asset Trust
 3/2/98 5.53  25,000  24,996
 3/19/98 5.83  15,000  14,959
 5/15/98 5.54  5,000  4,944
 5/18/98 5.55  35,000  34,591
Norfolk Southern Corp.
 3/4/98 5.68  3,765  3,763
 3/19/98 5.77  5,000  4,986
 4/1/98 5.68  4,002  3,983
Norwest Financial, Inc.
 5/15/98 5.51  20,000  19,778
PHH Corp.
 3/16/98 5.83  20,000  19,956
 3/25/98 5.82  10,000  9,963
Preferred Receivables Funding Corp.
 3/2/98 5.53  10,000  9,998
 3/3/98 5.57  4,000  3,999
 3/13/98 5.56  25,000  24,958
 3/17/98 5.56  10,000  9,977
 3/19/98 5.54  5,000  4,987
 3/23/98 5.53  10,025  9,993
COMMERCIAL PAPER - CONTINUED
  DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
  DATE TIME OF PURCHASE (000S) (000S)
Sears Roebuck Acceptance Corp.
 3/2/98 5.84% $ 5,000 $ 4,999
 3/19/98 5.54  10,000  9,974
 3/24/98 5.55  5,000  4,983
Textron, Inc.
 3/6/98 5.63  2,000  1,999
 3/16/98 5.63  1,000  998
 3/31/98 5.65  5,000  4,977
 4/6/98 5.65  3,000  2,984
Three Rivers Funding Corp.
 3/10/98 5.52  19,000  18,967
 3/12/98 5.54  8,160  8,137
Triple A One Funding Corp.
 3/6/98 5.62  4,000  3,998
TOTAL COMMERCIAL PAPER   1,328,738
FEDERAL AGENCIES - 2.0%
Fannie Mae - Agency Coupons (a) - 2.0%
 3/13/98 5.84  20,000  19,997
 4/15/98 6.06  30,000  29,996
   49,993
BANK NOTES - 20.2%
Bank of America National Trust & Savings, San Francisco
 7/13/98 5.52  25,000  25,003
 7/27/98 5.51  25,000  25,000
Bank of New York, NA
 3/3/98 5.85  20,000  20,000
BankBoston, NA
 4/1/98 5.71  16,000  16,000
BankOne, Columbus
 3/3/98 5.68 (a)  16,000  15,997
BankOne, Milwaukee
 3/19/98 5.84 (a)  29,000  29,009
Comerica Bank, Detroit
 3/17/98 5.59 (a)  5,000  4,999
 3/27/98 6.20  10,000  9,999
CoreStates Bank
 11/13/98 5.59  15,000  15,000
First Bank, NA, Minnesota
 3/18/98 5.58 (a)  5,000  4,999
BANK NOTES - CONTINUED
  DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
  DATE TIME OF PURCHASE (000S) (000S)
First National Bank of Chicago, IL
 2/16/99 5.70% $ 30,000 $ 29,927
Key Bank National Association
 3/2/98 5.61 (a)  15,000  14,995
 3/2/98 5.81 (a)  15,000  14,993
 3/23/98 5.58 (a)  8,000  7,996
 3/24/98 5.58 (a)  8,000  7,998
 9/17/98 5.94  30,000  29,993
LaSalle National Bank
 3/20/98 6.00  25,000  25,000
 3/30/98 5.72  25,000  25,000
 4/2/98 5.80  10,000  10,000
Morgan Guaranty Trust Co., NY
 6/22/98 5.85  25,000  25,005
 8/31/98 5.97  20,000  19,991
National City Bank, Kentucky
 2/5/99 5.58 (a)  20,000  19,979
National City Bank, Pennsylvania
 3/3/98 5.59  7,000  6,998
NationsBank, NA
 10/19/98 5.54  5,000  5,000
 12/22/98 5.54  25,000  25,051
Northern Trust Co., Chicago
 3/2/98 5.58 (a)  7,000  6,995
PNC Bank, NA
 3/2/98 5.83 (a)  5,000  4,997
 3/27/98 5.59 (a)  6,000  5,999
 4/16/98 5.58 (a)  30,000  29,985
 9/25/98 5.57 (a)  5,000  5,002
SouthTrust Bank, Alabama
 3/11/98 5.59 (a)  9,000  8,997
SunTrust Bank, Atlanta
 7/24/98 5.88  6,500  6,497
US Bank, NA
 3/18/98 5.57 (a)  9,000  8,997
TOTAL BANK NOTES   511,401
MASTER NOTES (A) - 4.0%
Goldman Sachs Group, L.P.
 3/13/98 (b) 5.91  22,000  22,000
 5/4/98 (b) 5.63  5,000  5,000
J.P. Morgan Securities, Inc.
 3/6/98 5.60  64,000  64,000
SunTrust Banks, Inc.
 3/6/98 5.64  10,000  10,000
TOTAL MASTER NOTES   101,000
MEDIUM-TERM NOTES (A) - 6.1%
  DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
  DATE TIME OF PURCHASE (000S) (000S)
Beneficial Corp.
 3/25/98 5.59% $ 7,000 $ 6,998
 4/11/98 5.55  5,000  4,998
Commonwealth Life Insurance Co. (b)
 7/1/98 5.80  15,000  15,000
Merrill Lynch & Co., Inc.
 3/2/98 5.74  14,000  13,998
 3/4/98 5.58  4,000  3,999
Morgan Stanley, Dean Witter, Discover & Co.
 3/2/98 5.82  15,000  15,001
 3/2/98 5.84  10,000  10,000
 3/2/98 5.89  30,000  30,000
New York Life Insurance Co.
 3/23/98 5.89  25,000  25,000
Norwest Corp.
 4/22/98 5.67  13,000  13,000
Pacific Mutual Life Insurance Co.
 3/9/98 5.95  10,000  10,000
Transamerica Life Insurance and Annuity Co.
 3/16/98 5.92  8,000  8,000
TOTAL MEDIUM-TERM NOTES   155,994
SHORT-TERM NOTES (A) - 3.3%
Capital One Funding Corp. (1995-E)
 3/6/98 5.57  3,853  3,853
Capital One Funding Corp. (1996-I)
 3/6/98 5.57  9,599  9,599
Capital One Funding Corp. (1997-D)
 3/6/98 5.57  6,700  6,700
Capital One Funding Corp. (1997-F)
 3/6/98 5.57  6,000  6,000
Capital One Funding Corp. (1997-G)
 3/6/98 5.57  7,000  7,000
SMM Trust (1997-I)
 3/30/98 5.63  4,000  4,000
SMM Trust (1997-P)
 3/16/98 5.63  2,000  2,000
SMM Trust (1997-X)
 3/12/98 5.63  4,000  4,000
Strategic Money Market Trust (1997-A)
 3/23/98 5.91  24,000  24,000
Strategic Money Market Trust (1998-B)
 3/5/98 5.63  18,000  18,000
TOTAL SHORT-TERM NOTES   85,152
REPURCHASE AGREEMENTS - 1.4%
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account
 (U.S. Treasury Obligations)
 dated 2/27/98 due 3/2/98
  At 5.70%  $ 35,634 $ 35,617
TOTAL INVESTMENTS - 100%  $ 2,535,827
Total Cost for Income Tax Purposes  $ 2,535,827
LEGEND
5.The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
6.Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Commonwealth Life
Insurance Co.
 5.80%, 7/1/98 7/1/97 $ 15,000
Goldman Sachs
Group, L.P.:
 5.91%, 3/13/98 6/11/97 $ 22,000
 5.63%, 5/4/98 8/5/97 $ 5,000
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $990,000 of which $336,000, $536,000, $19,000 and
$99,000 will expire on August 31, 2001, 2002, 2003 and 2004, respectively.
The fund intends to elect to defer to its fiscal year ending August 31, 1998 approximately $108,000 of losses recognized during the period November 1, 1996 to August 31, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 (EXCEPT PER-SHARE AMOUNT) FEBRUARY 28, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE              $ 2,535,827
AGREEMENTS OF $35,617) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                        23,705

SHARE TRANSACTIONS IN PROCESS                                          15,586

INTEREST RECEIVABLE                                                    15,069

 TOTAL ASSETS                                                          2,590,187

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 230

PAYABLE FOR INVESTMENTS PURCHASED                            63,685

DISTRIBUTIONS PAYABLE                                        1

ACCRUED MANAGEMENT FEE                                       629

OTHER PAYABLES AND ACCRUED EXPENSES                          410

 TOTAL LIABILITIES                                                     64,955

NET ASSETS                                                            $ 2,525,232

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                       $ 2,526,325

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                    (1,093)

NET ASSETS, FOR 2,525,698 SHARES OUTSTANDING                          $ 2,525,232

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER               $1.00
SHARE ($2,525,232 (DIVIDED BY) 2,525,698 SHARES)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

INTEREST INCOME                                                   $ 69,310

EXPENSES

MANAGEMENT FEE                                          $ 3,962

TRANSFER AGENT FEES                                      1,881

ACCOUNTING FEES AND EXPENSES                             117

NON-INTERESTED TRUSTEES' COMPENSATION                    8

CUSTODIAN FEES AND EXPENSES                              23

REGISTRATION FEES                                        27

AUDIT                                                    13

LEGAL                                                    33

REPORTS TO SHAREHOLDERS                                  30

MISCELLANEOUS                                            8

 TOTAL EXPENSES BEFORE REDUCTIONS                        6,102

 EXPENSE REDUCTIONS                                      (30)      6,072

NET INTEREST INCOME                                                63,238

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            5

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 63,243

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED    YEAR ENDED
                                                           FEBRUARY 28, 1998   AUGUST 31,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 63,238            $ 119,566
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   5                   (99)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            63,243              119,467
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (63,238)            (119,566)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    5,775,567           9,437,254
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              61,883              116,546

 COST OF SHARES REDEEMED                                    (5,737,270)         (9,446,036)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           100,180             107,764
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   100,185             107,665

NET ASSETS

 BEGINNING OF PERIOD                                        2,425,047           2,317,382

 END OF PERIOD                                             $ 2,525,232         $ 2,425,047


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED AUGUST 31,
      FEBRUARY 28, 1998

      (UNAUDITED)   1997   1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT          .026       .051      .051      .053      .032      .028
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST              (.026)     (.051)    (.051)    (.053)    (.032)    (.028)
 INCOME

NET ASSET VALUE,               $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B                  2.62%      5.18%     5.25%     5.43%     3.23%     2.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 2,525    $ 2,425   $ 2,317   $ 2,256   $ 2,132   $ 2,096
(IN MILLIONS)

RATIO OF EXPENSES TO            .50% A     .50%      .50%      .54%      .56%      .57%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .50% A     .49% C    .50%      .54%      .56%      .57%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INTEREST           5.22% A    5.07%     5.11%     5.31%     3.18%     2.83%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $42,000,000 or 1.7% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from sales of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the management fee was equivalent to an annualized rate of .33% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $30,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
John Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE